Quarterly Holdings Report
for
Fidelity® U.S. Bond Index Fund
November 30, 2022
UBI-NPRT1-0123
1.810715.118
Nonconvertible Bonds - 24.9%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
1.65% 2/1/28	8,216	7,053
2.25% 2/1/32	13,533	10,723
2.75% 6/1/31	14,741	12,391
2.95% 7/15/26	6,356	5,968
3.3% 2/1/52	14,016	9,726
3.5% 6/1/41	7,559	5,776
3.5% 9/15/53	25,048	17,687
3.55% 9/15/55	54,468	38,204
3.65% 6/1/51	11,600	8,496
3.65% 9/15/59	31,190	21,664
3.8% 2/15/27	7,149	6,883
4.35% 6/15/45	5,085	4,206
4.5% 3/9/48	6,502	5,420
4.65% 6/1/44	6,251	5,425
British Telecommunications PLC 9.625% 12/15/30	12,479	15,035
Orange SA 5.5% 2/6/44	2,383	2,367
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	10,645	10,155
4.895% 3/6/48	3,000	2,343
5.213% 3/8/47	5,203	4,251
5.52% 3/1/49	2,700	2,309
7.045% 6/20/36	2,065	2,166
Verizon Communications, Inc.:
1.5% 9/18/30	3,190	2,495
1.68% 10/30/30	2,665	2,092
2.355% 3/15/32	46,571	37,384
2.55% 3/21/31	41,913	34,942
2.987% 10/30/56	69,319	43,726
3.55% 3/22/51	8,661	6,409
4.125% 3/16/27	5,561	5,455
4.272% 1/15/36	19,285	17,205
4.329% 9/21/28	12,151	11,813
4.4% 11/1/34	2,999	2,769
4.75% 11/1/41	795	726
5.012% 4/15/49	913	850
5.012% 8/21/54	9,975	9,260
		373,374
Entertainment - 0.1%
The Walt Disney Co.:
2% 9/1/29	8,297	7,024
2.65% 1/13/31	12,615	10,854
2.75% 9/1/49	8,288	5,596
3.5% 5/13/40	5,423	4,460
3.6% 1/13/51	5,404	4,252
3.7% 10/15/25	5,561	5,429
3.8% 5/13/60	5,423	4,300
4.7% 3/23/50	3,867	3,618
5.4% 10/1/43	3,078	3,136
6.15% 3/1/37	3,142	3,417
6.15% 2/15/41	8,340	9,107
		61,193
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	5,896	5,323
1.1% 8/15/30	11,696	9,304
1.998% 8/15/26	1,827	1,701
2.05% 8/15/50	11,696	7,355
Baidu, Inc. 3.425% 4/7/30	9,666	8,492
Meta Platforms, Inc.:
3.5% 8/15/27 (b)	6,820	6,409
3.85% 8/15/32 (b)	7,620	6,818
4.45% 8/15/52 (b)	12,000	9,861
		55,263
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	20,299	16,062
3.5% 6/1/41	26,758	18,088
3.7% 4/1/51	7,027	4,488
4.2% 3/15/28	8,737	8,127
4.908% 7/23/25	6,338	6,238
5.05% 3/30/29	4,833	4,597
5.125% 7/1/49	9,816	7,773
5.375% 5/1/47	4,534	3,751
5.75% 4/1/48	4,154	3,574
6.384% 10/23/35	10,684	10,512
6.484% 10/23/45	3,725	3,509
Comcast Corp.:
1.5% 2/15/31	11,310	8,929
1.95% 1/15/31	2,030	1,655
2.35% 1/15/27	18,905	17,336
2.45% 8/15/52	11,310	6,855
2.65% 2/1/30	6,264	5,469
2.8% 1/15/51	6,476	4,223
2.887% 11/1/51	15,309	10,212
2.937% 11/1/56	57,662	37,376
2.987% 11/1/63	9,051	5,726
3.15% 3/1/26	3,972	3,801
3.3% 2/1/27	9,461	8,997
3.375% 8/15/25	10,882	10,550
3.4% 4/1/30	5,800	5,300
3.45% 2/1/50	5,896	4,387
3.7% 4/15/24	8,238	8,121
3.75% 4/1/40	4,644	3,881
3.969% 11/1/47	4,131	3,352
4% 3/1/48	9,532	7,801
4.15% 10/15/28	14,973	14,528
Discovery Communications LLC:
3.25% 4/1/23	1,858	1,839
3.625% 5/15/30	9,512	8,013
4% 9/15/55	9,083	5,823
4.65% 5/15/50	9,512	6,867
5.2% 9/20/47	6,673	5,161
Fox Corp.:
4.03% 1/25/24	3,734	3,684
4.709% 1/25/29	8,245	7,968
5.476% 1/25/39	3,027	2,788
5.576% 1/25/49	7,398	6,635
Magallanes, Inc.:
3.755% 3/15/27 (b)	8,767	7,989
4.279% 3/15/32 (b)	14,937	12,682
5.05% 3/15/42 (b)	8,564	6,856
5.141% 3/15/52 (b)	23,164	17,949
Paramount Global:
3.375% 2/15/28	8,381	7,437
4% 1/15/26	4,766	4,564
4.2% 6/1/29	7,143	6,369
4.375% 3/15/43	2,093	1,477
4.6% 1/15/45	5,799	4,170
4.95% 1/15/31	13,185	11,887
Time Warner Cable LLC:
4.5% 9/15/42	8,737	6,559
7.3% 7/1/38	3,177	3,249
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	4,059	3,693
3% 7/30/46	3,575	2,550
3.15% 9/17/25	7,522	7,244
4.125% 6/1/44	4,528	3,961
		412,632
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.625% 4/22/29	6,667	6,104
6.125% 11/15/37	6,645	6,961
Rogers Communications, Inc.:
2.9% 11/15/26	1,986	1,825
3.625% 12/15/25	1,589	1,513
3.7% 11/15/49	4,833	3,420
3.8% 3/15/32 (b)	23,199	20,538
4.1% 10/1/23	3,833	3,792
5.45% 10/1/43	4,588	4,259
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	11,928	10,299
3.3% 2/15/51	11,928	8,282
3.5% 4/15/25	6,979	6,757
3.75% 4/15/27	6,689	6,336
3.875% 4/15/30	6,689	6,143
4.375% 4/15/40	6,689	5,818
4.5% 4/15/50	11,522	9,732
5.2% 1/15/33	7,265	7,303
5.65% 1/15/53	3,610	3,620
Vodafone Group PLC:
4.375% 5/30/28	20,333	20,121
5.125% 6/19/59	5,220	4,529
5.25% 5/30/48	18,988	17,052
		154,404
TOTAL COMMUNICATION SERVICES		1,056,866
CONSUMER DISCRETIONARY - 1.4%
Automobiles - 0.3%
American Honda Finance Corp.:
1.2% 7/8/25	9,305	8,498
2% 3/24/28	2,000	1,733
2.25% 1/12/29	1,900	1,645
2.3% 9/9/26	3,972	3,631
2.9% 2/16/24	2,000	1,952
3.55% 1/12/24	21,383	21,070
Daimler Finance North America LLC 8.5% 1/18/31	2,000	2,460
General Motors Co.:
5% 10/1/28	5,463	5,248
5.15% 4/1/38	1,300	1,146
5.2% 4/1/45	3,392	2,876
5.6% 10/15/32	2,000	1,922
5.95% 4/1/49	5,027	4,672
6.6% 4/1/36	4,639	4,686
6.75% 4/1/46	5,684	5,686
6.8% 10/1/27	10,536	11,064
General Motors Financial Co., Inc.:
2.35% 1/8/31	2,000	1,545
2.4% 4/10/28	2,000	1,688
2.4% 10/15/28	1,700	1,417
3.85% 1/5/28	5,561	5,075
4% 1/15/25	4,902	4,770
4% 10/6/26	2,923	2,752
4.3% 7/13/25	9,850	9,565
4.35% 1/17/27	6,356	6,060
5.65% 1/17/29	16,996	16,737
Honda Motor Co. Ltd. 2.534% 3/10/27	14,164	13,007
Toyota Motor Corp.:
0.681% 3/25/24	22,010	20,841
2.358% 7/2/24	4,930	4,753
2.362% 3/25/31	10,633	8,988
		175,487
Distributors - 0.0%
Genuine Parts Co. 2.75% 2/1/32	2,000	1,616
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	1,903	1,486
Duke University 2.832% 10/1/55	3,714	2,483
George Washington University:
4.126% 9/15/48	5,575	4,650
4.3% 9/15/44	1,589	1,368
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	3,694	3,500
4.3% 2/21/48	3,948	3,132
Massachusetts Institute of Technology:
2.989% 7/1/50	3,722	2,742
3.885% 7/1/2116	2,248	1,671
3.959% 7/1/38	3,753	3,417
Northwestern University:
3.662% 12/1/57	4,398	3,254
4.643% 12/1/44	2,661	2,576
President and Fellows of Harvard College:
3.3% 7/15/56	3,852	2,861
3.619% 10/1/37	795	698
Rice University 3.774% 5/15/55	1,510	1,216
Trustees of Princeton Univ. 5.7% 3/1/39	795	871
University Notre Dame du Lac 3.438% 2/15/45	2,646	2,130
University of Chicago 3% 10/1/52	5,027	3,515
University of Southern California:
2.945% 10/1/51	9,096	6,240
5.25% 10/1/2111	1,589	1,564
		49,374
Hotels, Restaurants & Leisure - 0.2%
Expedia, Inc.:
2.95% 3/15/31	2,000	1,626
3.25% 2/15/30	6,863	5,868
4.625% 8/1/27	2,000	1,932
Marriott International, Inc. 2.85% 4/15/31	17,100	13,972
McDonald's Corp.:
3.3% 7/1/25	4,790	4,659
3.5% 7/1/27	7,617	7,286
3.6% 7/1/30	5,684	5,313
3.625% 9/1/49	9,831	7,622
3.7% 1/30/26	13,400	13,139
4.2% 4/1/50	4,766	4,073
4.45% 3/1/47	4,511	4,012
4.875% 12/9/45	4,313	4,054
6.3% 3/1/38	5,596	6,165
Metropolitan Museum of Art 3.4% 7/1/45	2,383	1,875
Starbucks Corp.:
2% 3/12/27	9,502	8,536
2.45% 6/15/26	7,944	7,427
3% 2/14/32	4,900	4,252
3.5% 11/15/50	3,287	2,463
3.8% 8/15/25	5,520	5,446
3.85% 10/1/23	1,489	1,475
4% 11/15/28	5,561	5,355
4.5% 11/15/48	3,734	3,293
		119,843
Household Durables - 0.0%
D.R. Horton, Inc. 1.3% 10/15/26	2,000	1,718
Lennar Corp. 4.75% 11/29/27	6,283	6,014
		7,732
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	16,568	13,173
3.15% 2/9/51	17,076	10,834
Amazon.com, Inc.:
0.8% 6/3/25	8,758	8,040
1% 5/12/26	5,087	4,534
1.5% 6/3/30	15,466	12,574
2.1% 5/12/31	7,251	6,054
2.4% 2/22/23	12,590	12,530
2.5% 6/3/50	5,085	3,321
2.8% 8/22/24	5,147	5,004
2.875% 5/12/41	20,100	15,355
3.1% 5/12/51	5,251	3,830
3.15% 8/22/27	8,309	7,896
3.6% 4/13/32	2,000	1,864
3.875% 8/22/37	8,728	7,862
4.05% 8/22/47	15,112	13,267
4.25% 8/22/57	7,208	6,422
4.55% 12/1/27	10,000	10,077
4.7% 12/1/32	10,000	10,085
4.8% 12/5/34	6,766	6,888
eBay, Inc.:
2.6% 5/10/31	2,000	1,643
2.7% 3/11/30	2,000	1,704
		162,957
Leisure Products - 0.0%
Hasbro, Inc. 3.9% 11/19/29	2,000	1,804
Multiline Retail - 0.1%
Dollar General Corp. 5% 11/1/32	9,230	9,194
Dollar Tree, Inc.:
4% 5/15/25	6,356	6,227
4.2% 5/15/28	8,178	7,811
Kohl's Corp.:
4.25% 7/17/25	2,900	2,745
5.55% 7/17/45	1,500	993
9.5% 5/15/25	1,257	1,302
Target Corp.:
3.9% 11/15/47	11,736	9,809
4% 7/1/42	5,561	4,896
		42,977
Specialty Retail - 0.4%
AutoNation, Inc.:
2.4% 8/1/31	1,000	735
3.85% 3/1/32	6,090	5,022
AutoZone, Inc.:
3.125% 7/15/23	3,038	3,003
3.25% 4/15/25	3,177	3,055
3.625% 4/15/25	9,202	8,949
3.75% 6/1/27	4,611	4,415
4% 4/15/30	9,521	8,903
Lowe's Companies, Inc.:
1.3% 4/15/28	6,380	5,374
1.7% 10/15/30	9,666	7,676
3.65% 4/5/29	10,507	9,816
3.7% 4/15/46	2,780	2,130
3.75% 4/1/32	32,063	29,207
4.05% 5/3/47	9,135	7,361
4.5% 4/15/30	9,618	9,358
5.625% 4/15/53	5,000	5,002
O'Reilly Automotive, Inc.:
3.85% 6/15/23	2,244	2,228
4.7% 6/15/32	8,100	7,910
The Home Depot, Inc.:
2.375% 3/15/51	5,207	3,244
2.5% 4/15/27	9,637	8,938
2.8% 9/14/27	3,972	3,717
2.95% 6/15/29	16,616	15,161
3% 4/1/26	7,967	7,631
3.125% 12/15/49	5,317	3,892
3.3% 4/15/40	6,833	5,533
3.75% 2/15/24	5,343	5,294
3.9% 12/6/28	4,575	4,440
3.9% 6/15/47	6,813	5,750
4.2% 4/1/43	1,251	1,120
4.25% 4/1/46	2,606	2,309
4.5% 12/6/48	5,934	5,483
4.875% 2/15/44	2,283	2,215
5.875% 12/16/36	13,741	14,932
		209,803
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	4,969	4,758
2.85% 3/27/30	4,775	4,291
3.25% 3/27/40	9,666	7,932
3.375% 11/1/46	3,575	2,842
3.375% 3/27/50	4,775	3,795
Tapestry, Inc. 3.05% 3/15/32	2,320	1,795
		25,413
TOTAL CONSUMER DISCRETIONARY		797,006
CONSUMER STAPLES - 1.5%
Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc.:
4.625% 2/1/44	4,567	4,166
4.7% 2/1/36	3,868	3,711
4.9% 2/1/46	14,442	13,510
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	5,000	4,618
4.439% 10/6/48	5,873	5,158
4.6% 4/15/48	14,894	13,531
5.55% 1/23/49	33,724	34,528
5.8% 1/23/59 (Reg. S)	11,081	11,745
8.2% 1/15/39	3,624	4,566
Constellation Brands, Inc.:
3.5% 5/9/27	7,944	7,482
3.7% 12/6/26	5,997	5,750
4.75% 5/9/32	5,000	4,834
5.25% 11/15/48	5,751	5,458
Diageo Capital PLC:
1.375% 9/29/25	11,020	10,090
2% 4/29/30	11,793	9,765
2.125% 4/29/32	10,633	8,541
Dr. Pepper Snapple Group, Inc.:
2.25% 3/15/31	2,000	1,614
3.2% 5/1/30	2,000	1,761
3.8% 5/1/50	2,513	1,920
4.05% 4/15/32	2,000	1,839
Molson Coors Beverage Co.:
3% 7/15/26	13,822	12,964
4.2% 7/15/46	10,509	8,449
PepsiCo, Inc.:
1.4% 2/25/31	12,450	9,970
1.625% 5/1/30	34,299	28,344
2.375% 10/6/26	5,362	5,032
3% 10/15/27	14,466	13,665
3.6% 8/13/42	2,383	2,026
3.875% 3/19/60	4,833	4,191
4.25% 10/22/44	4,766	4,347
4.45% 4/14/46	4,607	4,396
The Coca-Cola Co.:
1.375% 3/15/31	9,666	7,642
1.45% 6/1/27	6,650	5,914
1.65% 6/1/30	6,660	5,483
2.5% 6/1/40	6,660	4,936
2.5% 3/15/51	4,833	3,227
2.6% 6/1/50	6,660	4,577
2.75% 6/1/60	6,660	4,525
		284,275
Food & Staples Retailing - 0.3%
Costco Wholesale Corp.:
1.375% 6/20/27	13,997	12,396
1.6% 4/20/30	2,000	1,653
1.75% 4/20/32	2,000	1,609
2.75% 5/18/24	4,766	4,654
Kroger Co.:
1.7% 1/15/31	5,315	4,128
2.65% 10/15/26	2,264	2,083
3.5% 2/1/26	3,177	3,052
3.95% 1/15/50	2,900	2,307
5.15% 8/1/43	2,165	1,992
5.4% 1/15/49	5,171	4,993
Sysco Corp.:
3.3% 7/15/26	2,606	2,472
3.3% 2/15/50	11,213	7,906
3.75% 10/1/25	4,528	4,389
6.6% 4/1/40	7,830	8,385
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	9,966	8,658
3.45% 6/1/26	3,972	3,803
4.65% 6/1/46	4,369	3,526
Walmart, Inc.:
2.95% 9/24/49	5,027	3,759
3.3% 4/22/24	15,092	14,842
3.4% 6/26/23	7,435	7,378
3.7% 6/26/28	9,771	9,556
4.05% 6/29/48	14,433	13,060
4.3% 4/22/44	4,766	4,436
5.625% 4/1/40	1,589	1,728
5.625% 4/15/41	3,654	3,999
6.5% 8/15/37	6,573	7,895
		144,659
Food Products - 0.3%
Bunge Ltd. Finance Corp. 2.75% 5/14/31	2,000	1,661
Campbell Soup Co. 4.8% 3/15/48	11,120	10,088
Conagra Brands, Inc.:
4.3% 5/1/24	7,126	7,039
4.85% 11/1/28	10,827	10,573
5.3% 11/1/38	3,936	3,747
5.4% 11/1/48	7,130	6,746
General Mills, Inc.:
2.875% 4/15/30	5,778	5,056
3% 2/1/51	4,854	3,300
4.2% 4/17/28	13,662	13,423
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (b)	8,000	6,270
5.75% 4/1/33 (b)	13,250	12,836
Kellogg Co.:
3.25% 4/1/26	2,955	2,824
4.3% 5/15/28	4,766	4,680
Kraft Heinz Foods Co.:
3.875% 5/15/27	28,999	27,965
4.375% 6/1/46	14,500	12,222
5% 7/15/35	1,000	982
5% 6/4/42	9,800	9,181
6.875% 1/26/39	2,000	2,204
Tyson Foods, Inc.:
3.95% 8/15/24	6,017	5,911
4% 3/1/26	5,854	5,703
4.35% 3/1/29	7,149	6,916
5.1% 9/28/48	7,408	7,024
Unilever Capital Corp.:
1.375% 9/14/30	14,582	11,474
1.75% 8/12/31	2,000	1,597
2% 7/28/26	1,716	1,573
3.1% 7/30/25	2,383	2,298
		183,293
Household Products - 0.2%
Colgate-Palmolive Co.:
3.1% 8/15/25	2,000	1,943
3.25% 3/15/24	7,944	7,828
3.25% 8/15/32	2,000	1,829
Kimberly-Clark Corp.:
1.05% 9/15/27	16,774	14,381
2.4% 6/1/23	6,356	6,277
3.1% 3/26/30	3,346	3,020
3.2% 7/30/46	1,986	1,460
3.95% 11/1/28	6,766	6,554
6.625% 8/1/37	1,200	1,385
Procter & Gamble Co.:
1% 4/23/26	9,135	8,207
1.95% 4/23/31	14,500	12,152
2.3% 2/1/32	2,000	1,707
2.85% 8/11/27	3,575	3,363
3% 3/25/30	9,868	9,060
3.1% 8/15/23	7,944	7,839
5.55% 3/5/37	2,000	2,209
		89,214
Personal Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	13,533	10,984
Tobacco - 0.2%
Altria Group, Inc.:
3.8% 2/14/24	3,694	3,631
3.875% 9/16/46	7,944	5,411
4.25% 8/9/42	7,768	5,792
4.8% 2/14/29	10,541	10,118
5.8% 2/14/39	7,428	6,886
5.95% 2/14/49	8,261	7,337
BAT Capital Corp.:
3.222% 8/15/24	8,182	7,891
3.557% 8/15/27	16,817	15,339
4.39% 8/15/37	8,622	6,792
4.54% 8/15/47	13,298	9,648
4.758% 9/6/49	9,666	7,161
Philip Morris International, Inc.:
2.125% 5/10/23	2,462	2,427
2.75% 2/25/26	2,979	2,804
3.6% 11/15/23	2,916	2,876
3.875% 8/21/42	3,833	2,881
4.125% 3/4/43	7,944	6,194
4.875% 11/15/43	4,766	4,106
5.125% 11/17/27	8,330	8,348
5.75% 11/17/32	5,880	6,055
6.375% 5/16/38	1,152	1,196
Reynolds American, Inc.:
4.45% 6/12/25	5,607	5,506
4.85% 9/15/23	1,430	1,426
5.85% 8/15/45	3,368	2,945
7.25% 6/15/37	5,735	5,894
		138,664
TOTAL CONSUMER STAPLES		851,089
ENERGY - 1.7%
Energy Equipment & Services - 0.1%
Baker Hughes Co.:
4.08% 12/15/47	19,106	15,278
5.125% 9/15/40	1,589	1,488
Halliburton Co.:
2.92% 3/1/30	7,656	6,619
3.8% 11/15/25	203	199
5% 11/15/45	5,989	5,390
7.45% 9/15/39	1,192	1,358
		30,332
Oil, Gas & Consumable Fuels - 1.6%
Apache Corp. 5.1% 9/1/40	2,383	1,960
Boardwalk Pipelines LP:
3.4% 2/15/31	2,000	1,691
4.95% 12/15/24	3,774	3,738
BP Capital Markets PLC 3.279% 9/19/27	10,121	9,572
Canadian Natural Resources Ltd.:
2.95% 1/15/23	9,260	9,252
3.9% 2/1/25	1,489	1,457
4.95% 6/1/47	5,084	4,579
5.85% 2/1/35	9,570	9,349
6.25% 3/15/38	5,441	5,580
Cenovus Energy, Inc.:
2.65% 1/15/32	5,664	4,575
4.25% 4/15/27	7,547	7,230
5.4% 6/15/47	7,466	6,896
6.75% 11/15/39	1,589	1,672
Chevron Corp.:
1.141% 5/11/23	6,206	6,113
1.554% 5/11/25	5,916	5,530
1.995% 5/11/27	4,949	4,480
2.236% 5/11/30	5,916	5,102
2.895% 3/3/24	18,691	18,304
2.954% 5/16/26	8,737	8,329
2.978% 5/11/40	4,949	3,775
3.078% 5/11/50	5,916	4,407
Chevron U.S.A., Inc.:
4.2% 10/15/49	3,480	2,994
4.95% 8/15/47	10,963	10,393
Columbia Pipeline Group, Inc. 4.5% 6/1/25	2,641	2,601
ConocoPhillips Co.:
5.95% 3/15/46	4,766	5,157
6.5% 2/1/39	5,981	6,857
DCP Midstream Operating LP:
3.25% 2/15/32	1,000	834
8.125% 8/16/30	2,000	2,218
Devon Energy Corp.:
5% 6/15/45	13,220	11,818
5.6% 7/15/41	2,283	2,206
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	9,666	6,717
Enbridge, Inc.:
3.5% 6/10/24	2,244	2,185
5.5% 12/1/46	11,511	11,035
Energy Transfer LP:
3.75% 5/15/30	13,291	11,781
3.9% 7/15/26	5,974	5,639
4.95% 6/15/28	7,490	7,245
5% 5/15/50	14,074	11,599
5.15% 3/15/45	6,356	5,429
5.3% 4/1/44	4,607	3,944
5.4% 10/1/47	4,369	3,768
5.8% 6/15/38	6,960	6,454
6% 6/15/48	15,589	14,318
6.25% 4/15/49	2,315	2,189
Enterprise Products Operating LP:
3.3% 2/15/53	3,026	2,076
3.7% 2/15/26	1,405	1,359
3.95% 2/15/27	20,557	19,823
4.2% 1/31/50	4,727	3,765
4.25% 2/15/48	15,839	12,760
4.8% 2/1/49	5,834	5,133
4.85% 8/15/42	1,986	1,785
4.85% 3/15/44	3,972	3,547
4.9% 5/15/46	3,400	3,005
5.7% 2/15/42	1,589	1,559
7.55% 4/15/38	1,589	1,798
EOG Resources, Inc. 4.15% 1/15/26	4,448	4,386
EQT Corp. 5.7% 4/1/28	6,471	6,465
Equinor ASA:
2.375% 5/22/30	9,144	7,870
3.125% 4/6/30	7,926	7,197
3.625% 9/10/28	9,596	9,164
3.7% 3/1/24	2,899	2,863
3.7% 4/6/50	12,681	10,348
5.1% 8/17/40	1,589	1,592
Exxon Mobil Corp.:
1.571% 4/15/23	28,999	28,660
2.726% 3/1/23	7,944	7,908
3.043% 3/1/26	6,618	6,338
3.452% 4/15/51	3,316	2,569
3.482% 3/19/30	19,333	18,195
3.567% 3/6/45	5,282	4,306
Hess Corp.:
3.5% 7/15/24	3,019	2,934
5.6% 2/15/41	2,701	2,603
5.8% 4/1/47	3,383	3,286
6% 1/15/40	2,000	2,006
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	9,691	9,656
3.5% 9/1/23	1,589	1,568
4.25% 9/1/24	11,915	11,737
4.7% 11/1/42	3,019	2,537
5% 3/1/43	795	694
5.5% 3/1/44	5,558	5,154
5.625% 9/1/41	795	732
6.55% 9/15/40	2,383	2,406
Kinder Morgan, Inc.:
4.3% 3/1/28	7,919	7,657
4.8% 2/1/33	2,000	1,880
5.2% 3/1/48	6,974	6,161
5.3% 12/1/34	6,792	6,454
5.55% 6/1/45	7,733	7,217
Magellan Midstream Partners LP:
4.25% 9/15/46	4,369	3,383
5% 3/1/26	2,383	2,388
Marathon Oil Corp.:
5.2% 6/1/45	3,972	3,508
6.6% 10/1/37	2,000	2,056
Marathon Petroleum Corp.:
4.5% 4/1/48	4,630	3,745
4.7% 5/1/25	17,399	17,250
6.5% 3/1/41	795	833
MPLX LP:
4.125% 3/1/27	7,506	7,164
4.7% 4/15/48	15,489	12,515
4.8% 2/15/29	7,300	7,026
5.2% 3/1/47	4,861	4,205
5.5% 2/15/49	6,892	6,192
ONEOK, Inc.:
3.1% 3/15/30	2,000	1,692
3.4% 9/1/29	1,300	1,132
4.35% 3/15/29	2,000	1,854
4.45% 9/1/49	4,640	3,536
4.95% 7/13/47	4,647	3,826
5.2% 7/15/48	2,399	2,036
6.1% 11/15/32	8,780	8,940
Ovintiv, Inc. 6.5% 2/1/38	7,055	7,175
Phillips 66 Co.:
0.9% 2/15/24	2,000	1,906
3.85% 4/9/25	2,000	1,956
3.9% 3/15/28	2,000	1,898
4.65% 11/15/34	2,000	1,894
4.875% 11/15/44	795	741
5.875% 5/1/42	7,547	7,890
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,000	871
3.6% 11/1/24	5,719	5,517
4.65% 10/15/25	9,730	9,580
4.9% 2/15/45	1,509	1,190
6.65% 1/15/37	4,220	4,224
Sabine Pass Liquefaction LLC 4.5% 5/15/30	15,000	14,173
Shell International Finance BV:
2% 11/7/24	7,830	7,469
2.375% 11/7/29	26,293	23,052
3.125% 11/7/49	11,116	8,090
3.25% 5/11/25	11,249	10,931
3.5% 11/13/23	5,561	5,490
3.875% 11/13/28	6,766	6,588
4% 5/10/46	3,177	2,683
4.375% 5/11/45	10,565	9,487
6.375% 12/15/38	5,337	5,995
Spectra Energy Partners LP:
3.375% 10/15/26	12,956	12,129
4.75% 3/15/24	3,833	3,812
Suncor Energy, Inc.:
4% 11/15/47	3,972	3,107
6.8% 5/15/38	6,708	7,154
6.85% 6/1/39	1,589	1,705
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32	2,000	1,715
4.875% 2/1/31	2,000	1,822
5% 1/15/28	1,300	1,231
5.5% 3/1/30	2,000	1,912
The Williams Companies, Inc.:
3.75% 6/15/27	18,557	17,553
3.9% 1/15/25	2,800	2,735
4.55% 6/24/24	4,507	4,460
4.85% 3/1/48	6,697	5,859
5.75% 6/24/44	1,509	1,469
Total Capital International SA:
3.127% 5/29/50	2,832	2,046
3.455% 2/19/29	16,952	15,948
3.461% 7/12/49	5,181	3,997
3.75% 4/10/24	1,589	1,569
TransCanada PipeLines Ltd.:
4.75% 5/15/38	8,334	7,513
4.875% 1/15/26	3,972	3,947
4.875% 5/15/48	3,908	3,504
5.1% 3/15/49	2,778	2,581
6.1% 6/1/40	5,321	5,444
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	4,640	4,076
3.95% 5/15/50	4,640	3,619
4.45% 8/1/42	6,157	5,321
4.6% 3/15/48	3,177	2,711
Valero Energy Corp.:
2.85% 4/15/25	13,126	12,491
4% 4/1/29	7,408	7,030
4% 6/1/52	5,100	3,965
6.625% 6/15/37	7,605	8,192
		902,823
TOTAL ENERGY		933,155
FINANCIALS - 8.5%
Banks - 4.8%
Australia and New Zealand Banking Group Ltd. 3.7% 11/16/25	5,696	5,530
Banco Santander SA:
1.849% 3/25/26	13,000	11,457
2.749% 12/3/30	1,000	748
2.958% 3/25/31	14,400	11,351
3.225% 11/22/32 (c)	7,800	5,812
4.175% 3/24/28 (c)	6,000	5,561
5.294% 8/18/27	2,000	1,941
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (c)(d)	20,058	18,588
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 1.53% 12/6/25 (c)(d)	39,149	35,957
1.658% 3/11/27 (c)	15,408	13,653
1.734% 7/22/27 (c)	19,987	17,513
2.087% 6/14/29 (c)	4,543	3,835
2.299% 7/21/32 (c)	7,772	6,090
2.482% 9/21/36 (c)	2,100	1,590
2.651% 3/11/32 (c)	14,674	11,904
2.676% 6/19/41 (c)	11,660	8,134
2.687% 4/22/32 (c)	7,115	5,764
2.831% 10/24/51 (c)	7,984	5,114
2.972% 7/21/52 (c)	7,772	5,110
3.004% 12/20/23 (c)	8,417	8,407
3.194% 7/23/30 (c)	38,178	33,322
3.248% 10/21/27	2,979	2,746
3.311% 4/22/42 (c)	8,400	6,360
3.366% 1/23/26 (c)	20,987	20,071
3.419% 12/20/28 (c)	24,064	21,943
3.593% 7/21/28 (c)	8,818	8,176
3.705% 4/24/28 (c)	6,991	6,512
3.846% 3/8/37 (c)	5,703	4,831
3.864% 7/23/24 (c)	19,303	19,103
3.97% 3/5/29 (c)	17,399	16,162
3.974% 2/7/30 (c)	11,231	10,329
4% 4/1/24	3,864	3,834
4% 1/22/25	4,766	4,673
4.083% 3/20/51 (c)	5,027	4,133
4.1% 7/24/23	5,561	5,539
4.183% 11/25/27	12,307	11,725
4.2% 8/26/24	6,752	6,657
4.244% 4/24/38 (c)	2,000	1,749
4.25% 10/22/26	3,177	3,111
4.271% 7/23/29 (c)	14,306	13,467
4.33% 3/15/50 (c)	10,398	8,803
4.443% 1/20/48 (c)	12,114	10,465
4.45% 3/3/26	10,327	10,157
4.948% 7/22/28 (c)	5,000	4,901
5% 1/21/44	4,265	4,005
5.015% 7/22/33 (c)	8,900	8,592
5.875% 2/7/42	2,610	2,724
6.11% 1/29/37	6,621	6,865
6.204% 11/10/28 (c)	7,700	7,964
7.75% 5/14/38	3,317	3,979
Bank of Montreal:
3.3% 2/5/24	12,876	12,639
3.803% 12/15/32 (c)	9,260	8,201
4.7% 9/14/27	9,700	9,598
Bank of Nova Scotia:
3.4% 2/11/24	32,120	31,566
4.5% 12/16/25	12,615	12,457
Barclays PLC:
2.279% 11/24/27 (c)	14,500	12,472
2.852% 5/7/26 (c)	10,633	9,804
2.894% 11/24/32 (c)	15,080	11,518
3.932% 5/7/25 (c)	12,593	12,147
4.337% 1/10/28	4,602	4,280
4.375% 1/12/26	4,289	4,125
4.836% 5/9/28	7,626	6,992
4.95% 1/10/47	12,837	10,877
5.25% 8/17/45	4,602	4,111
BB&T Corp. 3.75% 12/6/23	13,978	13,837
BPCE SA 4% 4/15/24	1,716	1,687
Canadian Imperial Bank of Commerce 3.6% 4/7/32	11,525	10,256
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (c)(d)	15,887	15,759
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (c)(d)	18,312	16,755
1.122% 1/28/27 (c)	14,113	12,311
2.561% 5/1/32 (c)	11,986	9,586
3.106% 4/8/26 (c)	24,746	23,472
3.668% 7/24/28 (c)	32,410	30,010
3.7% 1/12/26	10,841	10,406
3.785% 3/17/33 (c)	11,300	9,865
3.887% 1/10/28 (c)	3,575	3,372
3.98% 3/20/30 (c)	28,276	25,854
4.125% 7/25/28	17,365	16,400
4.4% 6/10/25	3,177	3,124
4.412% 3/31/31 (c)	7,733	7,188
4.45% 9/29/27	28,129	27,092
4.6% 3/9/26	4,766	4,699
4.65% 7/23/48	11,261	10,142
4.75% 5/18/46	6,251	5,332
5.3% 5/6/44	1,589	1,475
5.5% 9/13/25	3,972	4,031
5.875% 1/30/42	4,328	4,455
8.125% 7/15/39	6,356	7,981
Citizens Financial Group, Inc. 2.638% 9/30/32	3,302	2,468
Comerica, Inc. 3.8% 7/22/26	2,899	2,791
Discover Bank 4.2% 8/8/23	5,753	5,712
Export-Import Bank of Korea:
0.625% 2/9/26	20,831	18,316
1.125% 12/29/26	3,300	2,855
2.375% 6/25/24	3,000	2,880
2.875% 1/21/25	6,037	5,754
Fifth Third Bancorp:
2.55% 5/5/27	11,793	10,623
4.772% 7/28/30 (c)	6,100	5,785
8.25% 3/1/38	3,651	4,439
HSBC Holdings PLC:
1.589% 5/24/27 (c)	2,000	1,714
1.645% 4/18/26 (c)	2,000	1,797
2.013% 9/22/28 (c)	38,714	32,128
2.099% 6/4/26 (c)	14,500	13,145
2.251% 11/22/27 (c)	2,000	1,724
3.803% 3/11/25 (c)	25,805	24,992
3.9% 5/25/26	8,737	8,311
4.25% 3/14/24	5,200	5,114
4.25% 8/18/25	4,602	4,417
4.292% 9/12/26 (c)	38,971	37,126
4.375% 11/23/26	22,797	21,875
4.755% 6/9/28 (c)	7,000	6,638
4.762% 3/29/33 (c)	8,100	7,008
4.95% 3/31/30	11,528	11,048
5.21% 8/11/28 (c)	2,000	1,930
5.25% 3/14/44	3,946	3,432
6.5% 9/15/37	8,340	7,943
6.8% 6/1/38	4,833	4,785
HSBC U.S.A., Inc. 3.5% 6/23/24	5,561	5,430
Huntington Bancshares, Inc. 4.443% 8/4/28 (c)	3,100	2,944
Huntington National Bank 4.552% 5/17/28 (c)	10,000	9,753
ING Groep NV:
1.726% 4/1/27 (c)	7,323	6,464
2.727% 4/1/32 (c)	7,404	5,885
4.252% 3/28/33 (c)	7,800	6,872
Japan Bank International Cooperation:
1.25% 1/21/31	31,080	24,517
1.875% 7/21/26	3,260	2,967
2.125% 2/10/25	1,716	1,624
2.25% 11/4/26	4,486	4,111
2.375% 4/20/26	10,372	9,660
2.75% 1/21/26	2,720	2,579
2.875% 6/1/27	6,038	5,671
3.25% 7/20/28	7,150	6,712
3.375% 10/31/23	25,810	25,439
JPMorgan Chase & Co.:
0.768% 8/9/25 (c)	35,959	33,175
1.47% 9/22/27 (c)	23,779	20,640
1.953% 2/4/32 (c)	12,760	9,925
2.083% 4/22/26 (c)	29,270	27,192
2.522% 4/22/31 (c)	9,521	7,874
2.545% 11/8/32 (c)	18,588	14,877
2.95% 10/1/26	20,041	18,909
2.956% 5/13/31 (c)	9,908	8,262
3.109% 4/22/51 (c)	11,841	8,204
3.22% 3/1/25 (c)	13,853	13,487
3.3% 4/1/26	7,149	6,831
3.375% 5/1/23	1,509	1,499
3.509% 1/23/29 (c)	25,133	22,983
3.54% 5/1/28 (c)	13,504	12,546
3.559% 4/23/24 (c)	7,944	7,889
3.797% 7/23/24 (c)	11,002	10,886
3.875% 9/10/24	25,995	25,549
3.882% 7/24/38 (c)	3,575	3,005
3.9% 7/15/25	17,158	16,931
3.96% 1/29/27 (c)	9,666	9,288
3.964% 11/15/48 (c)	7,466	6,041
4.005% 4/23/29 (c)	16,311	15,211
4.125% 12/15/26	4,667	4,559
4.203% 7/23/29 (c)	34,701	32,632
4.323% 4/26/28 (c)	9,454	9,061
4.452% 12/5/29 (c)	9,705	9,224
4.586% 4/26/33 (c)	9,454	8,881
4.85% 2/1/44	3,972	3,731
4.912% 7/25/33 (c)	20,900	20,154
4.95% 6/1/45	7,581	7,015
5.5% 10/15/40	4,528	4,540
5.6% 7/15/41	1,192	1,216
5.625% 8/16/43	3,972	4,053
KeyBank NA 3.4% 5/20/26	4,289	4,022
KeyCorp 4.789% 6/1/33 (c)	7,300	6,917
Korea Development Bank:
0.4% 6/19/24	8,700	8,120
1.625% 1/19/31	10,633	8,412
Lloyds Banking Group PLC:
3.574% 11/7/28 (c)	2,000	1,785
3.75% 3/18/28 (c)	2,000	1,827
3.87% 7/9/25 (c)	4,310	4,149
4.344% 1/9/48	11,915	8,723
4.582% 12/10/25	9,260	8,801
4.65% 3/24/26	6,831	6,496
4.716% 8/11/26 (c)	2,000	1,940
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (c)	8,941	7,776
2.309% 7/20/32 (c)	8,700	6,783
2.801% 7/18/24	6,482	6,224
3.195% 7/18/29	11,297	9,943
3.455% 3/2/23	14,568	14,515
3.751% 7/18/39	6,297	5,146
3.85% 3/1/26	538	517
3.961% 3/2/28	17,476	16,475
5.133% 7/20/33 (c)	6,600	6,417
Mizuho Financial Group, Inc.:
1.554% 7/9/27 (c)	9,183	7,997
2.226% 5/25/26 (c)	10,826	9,955
2.26% 7/9/32 (c)	9,086	6,991
2.591% 5/25/31 (c)	13,146	10,626
3.549% 3/5/23	9,532	9,498
NatWest Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (c)(d)	6,766	6,370
3.754% 11/1/29 (c)	10,246	9,471
3.875% 9/12/23	3,260	3,221
4.445% 5/8/30 (c)	5,748	5,174
4.8% 4/5/26	10,366	10,103
5.516% 9/30/28 (c)	9,700	9,529
Oesterreichische Kontrollbank AG 0.375% 9/17/25	8,660	7,782
PNC Financial Services Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.000% 4.626% 6/6/33 (c)(d)	5,000	4,639
1.15% 8/13/26	10,008	8,785
2.2% 11/1/24	5,355	5,097
2.6% 7/23/26	19,333	17,952
3.5% 1/23/24	13,891	13,677
3.9% 4/29/24	4,488	4,429
5.354% 12/2/28 (c)	11,710	11,797
Rabobank Nederland:
3.75% 7/21/26	15,291	14,354
4.375% 8/4/25	5,147	5,002
5.25% 5/24/41	2,383	2,435
Rabobank Nederland New York Branch:
2.75% 1/10/23	13,504	13,481
3.375% 5/21/25	3,217	3,123
Royal Bank of Canada:
1.2% 4/27/26	8,922	7,947
2.05% 1/21/27	16,433	14,654
3.625% 5/4/27	7,900	7,498
4.65% 1/27/26	10,319	10,218
6% 11/1/27	10,000	10,405
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	2,000	1,736
3.4% 1/18/23	8,674	8,665
4.26% 6/9/25 (c)	10,000	9,679
Santander UK Group Holdings PLC:
2.469% 1/11/28 (c)	9,666	8,229
2.896% 3/15/32 (c)	1,600	1,228
Sumitomo Mitsui Banking Corp. 3.4% 7/11/24	4,911	4,761
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	11,310	10,311
2.142% 9/23/30	11,020	8,508
2.174% 1/14/27	22,619	20,083
2.348% 1/15/25	7,153	6,754
2.75% 1/15/30	6,766	5,694
3.05% 1/14/42	11,600	8,216
3.102% 1/17/23	30,299	30,231
3.936% 10/16/23	12,456	12,314
SVB Financial Group 4.345% 4/29/28 (c)	1,200	1,131
The Toronto-Dominion Bank:
2.65% 6/12/24	18,463	17,855
3.25% 3/11/24	24,166	23,669
3.5% 7/19/23	7,944	7,880
4.108% 6/8/27	9,800	9,463
4.693% 9/15/27	10,000	9,896
Truist Financial Corp.:
1.267% 3/2/27 (c)	26,042	23,099
4.916% 7/28/33 (c)	4,850	4,561
U.S. Bancorp:
1.375% 7/22/30	9,666	7,534
2.677% 1/27/33 (c)	6,900	5,732
3% 7/30/29	8,603	7,637
3.1% 4/27/26	7,149	6,788
Wells Fargo & Co.:
2.164% 2/11/26 (c)	31,482	29,351
2.188% 4/30/26 (c)	23,344	21,742
2.406% 10/30/25 (c)	40,463	38,133
2.572% 2/11/31 (c)	18,666	15,618
3% 10/23/26	16,149	15,082
3.068% 4/30/41 (c)	14,113	10,477
3.3% 9/9/24	3,673	3,577
3.35% 3/2/33 (c)	4,543	3,886
3.526% 3/24/28 (c)	5,000	4,644
3.55% 9/29/25	3,368	3,263
3.584% 5/22/28 (c)	8,313	7,714
3.75% 1/24/24	34,064	33,593
3.9% 5/1/45	3,781	3,051
4.1% 6/3/26	2,562	2,491
4.4% 6/14/46	5,672	4,618
4.48% 1/16/24	3,030	3,016
4.54% 8/15/26 (c)	10,000	9,797
4.75% 12/7/46	12,709	10,919
4.897% 7/25/33 (c)	19,800	19,079
4.9% 11/17/45	7,663	6,763
5.013% 4/4/51 (c)	4,814	4,522
5.375% 11/2/43	5,336	5,080
5.606% 1/15/44	9,040	8,847
Westpac Banking Corp.:
U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (c)(d)	2,000	1,847
1.953% 11/20/28	5,800	4,947
2.668% 11/15/35 (c)	2,000	1,473
2.85% 5/13/26	3,774	3,561
3.02% 11/18/36 (c)	2,000	1,475
3.3% 2/26/24	25,805	25,413
4.11% 7/24/34 (c)	11,666	9,953
4.421% 7/24/39	6,630	5,380
Zions Bancorp NA 4.5% 6/13/23	165	165
		2,634,810
Capital Markets - 1.9%
Affiliated Managers Group, Inc. 3.5% 8/1/25	3,774	3,633
Ares Capital Corp.:
2.15% 7/15/26	20,441	17,430
3.25% 7/15/25	5,027	4,598
Bank of New York Mellon Corp.:
1.8% 7/28/31	16,619	12,888
2.8% 5/4/26	4,472	4,218
4.414% 7/24/26 (c)	17,300	17,056
BlackRock, Inc.:
2.1% 2/25/32	11,503	9,342
3.5% 3/18/24	2,303	2,270
Brookfield Finance, Inc. 2.724% 4/15/31	19,988	16,273
Charles Schwab Corp.:
0.75% 3/18/24	22,246	21,128
2% 3/20/28	16,771	14,791
2.45% 3/3/27	19,333	17,736
2.9% 3/3/32	7,200	6,173
CI Financial Corp. 3.2% 12/17/30	2,000	1,545
CME Group, Inc.:
2.65% 3/15/32	2,803	2,391
5.3% 9/15/43	4,930	5,118
Credit Suisse AG:
3.625% 9/9/24	7,884	7,253
5% 7/9/27	2,000	1,780
Credit Suisse Group AG:
3.8% 6/9/23	15,887	15,211
4.55% 4/17/26	8,685	7,548
4.875% 5/15/45	8,979	6,380
Deutsche Bank AG:
4.1% 1/13/26	9,570	9,182
4.5% 4/1/25	2,573	2,440
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (c)	4,949	4,134
3.035% 5/28/32 (c)	9,100	6,854
3.7% 5/30/24	7,785	7,544
3.729% 1/14/32 (c)	10,100	7,425
3.95% 2/27/23	13,705	13,632
4.1% 1/13/26	17,316	16,519
Eaton Vance Corp. 3.625% 6/15/23	2,244	2,228
Franklin Resources, Inc.:
1.6% 10/30/30	2,000	1,551
2.85% 3/30/25	3,019	2,892
GE Capital Funding LLC 4.4% 5/15/30	5,000	4,621
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (c)	13,639	12,282
1.093% 12/9/26 (c)	33,156	29,208
2.383% 7/21/32 (c)	22,445	17,729
2.6% 2/7/30	9,666	8,090
2.615% 4/22/32 (c)	24,562	19,841
2.65% 10/21/32 (c)	12,566	10,092
3.102% 2/24/33 (c)	5,000	4,153
3.2% 2/23/23	18,406	18,340
3.272% 9/29/25 (c)	4,833	4,653
3.436% 2/24/43 (c)	5,063	3,835
3.5% 1/23/25	41,477	40,329
3.625% 2/20/24	8,340	8,199
3.691% 6/5/28 (c)	14,113	13,199
3.75% 2/25/26	4,622	4,473
3.85% 7/8/24	3,019	2,967
3.85% 1/26/27	24,021	23,082
4% 3/3/24	4,833	4,777
4.017% 10/31/38 (c)	1,000	843
4.25% 10/21/25	3,972	3,894
4.411% 4/23/39 (c)	5,770	5,056
4.75% 10/21/45	12,534	11,372
5.95% 1/15/27	11,915	12,381
6.75% 10/1/37	20,049	21,487
Intercontinental Exchange, Inc.:
1.85% 9/15/32	8,990	6,886
2.65% 9/15/40	10,990	7,781
3.75% 12/1/25	4,567	4,458
3.75% 9/21/28	7,411	7,034
4% 9/15/27	11,200	10,973
4.25% 9/21/48	8,390	7,230
4.6% 3/15/33	10,800	10,363
Jefferies Financial Group, Inc.:
2.625% 10/15/31	1,933	1,461
4.15% 1/23/30	11,213	9,979
Moody's Corp.:
2% 8/19/31	1,400	1,114
3.25% 1/15/28	12,663	11,701
3.75% 3/24/25	1,000	974
4.25% 8/8/32	1,000	941
4.875% 12/17/48	8,233	7,624
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (c)(d)	6,005	5,341
1.164% 10/21/25 (c)	23,310	21,322
1.512% 7/20/27 (c)	7,810	6,796
1.593% 5/4/27 (c)	11,397	10,041
2.188% 4/28/26 (c)	19,478	18,118
2.239% 7/21/32 (c)	7,395	5,767
2.475% 1/21/28 (c)	2,000	1,777
2.484% 9/16/36 (c)	1,600	1,189
2.511% 10/20/32 (c)	3,963	3,151
2.72% 7/22/25 (c)	15,080	14,386
3.125% 1/23/23	48,614	48,521
3.125% 7/27/26	4,448	4,172
3.217% 4/22/42 (c)	14,442	10,875
3.591% 7/22/28 (c)	28,501	26,307
3.7% 10/23/24	4,766	4,661
3.772% 1/24/29 (c)	9,753	8,981
3.875% 4/29/24	11,662	11,474
3.875% 1/27/26	6,171	5,979
3.95% 4/23/27	27,155	26,170
3.971% 7/22/38 (c)	8,965	7,633
4.3% 1/27/45	1,589	1,368
4.375% 1/22/47	8,818	7,656
5.297% 4/20/37 (c)	9,400	8,749
5.597% 3/24/51 (c)	10,295	10,573
6.296% 10/18/28 (c)	10,000	10,358
6.342% 10/18/33 (c)	8,900	9,464
6.375% 7/24/42	2,303	2,551
7.25% 4/1/32	795	909
NASDAQ, Inc. 2.5% 12/21/40	2,000	1,312
Nomura Holdings, Inc.:
2.608% 7/14/31	1,000	771
3.103% 1/16/30	19,128	15,965
5.099% 7/3/25	2,000	1,990
5.605% 7/6/29	7,500	7,394
Northern Trust Corp. 1.95% 5/1/30	17,158	14,236
S&P Global, Inc.:
2.9% 3/1/32 (b)	34,219	29,486
2.95% 1/22/27	4,833	4,565
State Street Corp.:
1.684% 11/18/27 (c)	15,869	14,026
2.65% 5/19/26	5,997	5,661
		1,032,280
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	18,269	16,811
2.45% 10/29/26	10,778	9,477
2.875% 8/14/24	11,390	10,780
3% 10/29/28	5,800	4,900
3.4% 10/29/33	5,896	4,570
3.65% 7/21/27	3,698	3,346
3.85% 10/29/41	5,896	4,325
3.875% 1/23/28	12,472	11,245
4.45% 10/1/25	7,824	7,508
4.875% 1/16/24	6,792	6,696
Ally Financial, Inc.:
2.2% 11/2/28	11,270	9,000
3.05% 6/5/23	4,978	4,911
5.8% 5/1/25	14,790	14,851
8% 11/1/31	2,000	2,146
American Express Co.:
2.5% 7/30/24	30,845	29,742
3.95% 8/1/25	18,100	17,725
4.05% 12/3/42	5,541	4,810
Capital One Financial Corp.:
2.359% 7/29/32 (c)	3,300	2,405
3.3% 10/30/24	11,544	11,177
3.75% 7/28/26	7,746	7,327
3.75% 3/9/27	28,095	26,491
3.8% 1/31/28	10,327	9,649
3.9% 1/29/24	13,552	13,357
5.247% 7/26/30 (c)	5,600	5,338
Discover Financial Services 4.5% 1/30/26	14,948	14,390
GE Capital International Funding Co. 3.373% 11/15/25	22,877	21,940
John Deere Capital Corp.:
2.65% 6/24/24	8,309	8,058
2.65% 6/10/26	3,972	3,733
2.8% 9/8/27	5,561	5,139
3.45% 3/7/29	15,887	14,931
Synchrony Financial:
3.7% 8/4/26	3,752	3,420
4.375% 3/19/24	8,940	8,780
5.15% 3/19/29	21,635	20,623
Toyota Motor Credit Corp.:
0.5% 8/14/23	14,500	14,064
1.15% 8/13/27	16,723	14,301
1.9% 1/13/27	8,796	7,899
3% 4/1/25	2,000	1,927
3.05% 3/22/27	11,570	10,868
3.35% 1/8/24	11,112	10,938
4.45% 6/29/29	2,000	1,978
		401,576
Diversified Financial Services - 0.5%
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	15,853	12,977
Berkshire Hathaway, Inc.:
3.125% 3/15/26	9,135	8,816
4.5% 2/11/43	1,589	1,510
Blackstone Private Credit Fund:
2.7% 1/15/25	12,663	11,778
4.7% 3/24/25	14,181	13,859
BP Capital Markets America, Inc.:
2.721% 1/12/32	28,999	24,568
3% 2/24/50	11,116	7,660
3.017% 1/16/27	7,547	7,095
3.06% 6/17/41	6,766	5,159
Brixmor Operating Partnership LP:
3.9% 3/15/27	4,480	4,108
4.05% 7/1/30	4,868	4,254
4.125% 6/15/26	5,997	5,633
4.125% 5/15/29	5,363	4,793
Corebridge Financial, Inc. 6.875% 12/15/52 (b)(c)	5,300	4,865
DH Europe Finance II SARL:
2.2% 11/15/24	6,563	6,238
2.6% 11/15/29	7,675	6,772
3.4% 11/15/49	8,313	6,341
Equitable Holdings, Inc.:
4.35% 4/20/28	6,519	6,200
5% 4/20/48	2,000	1,738
Jackson Financial, Inc. 5.17% 6/8/27	9,500	9,310
Japan International Cooperation Agency 1.75% 4/28/31	7,910	6,361
KfW:
0.25% 10/19/23	11,696	11,243
0.375% 7/18/25	13,678	12,381
0.625% 1/22/26	42,629	38,213
2% 5/2/25	3,038	2,881
2.5% 11/20/24	8,281	7,967
2.625% 2/28/24	16,206	15,821
2.875% 4/3/28	12,201	11,572
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	6,752	6,193
2.5% 11/15/27	7,022	6,534
National Rural Utilities Cooperative Finance Corp. 4.15% 12/15/32	14,810	13,872
Voya Financial, Inc.:
3.65% 6/15/26	12,542	11,897
5.7% 7/15/43	2,979	2,760
		301,369
Insurance - 0.6%
ACE INA Holdings, Inc.:
1.375% 9/15/30	21,411	16,870
3.35% 5/3/26	3,352	3,240
4.35% 11/3/45	3,177	2,810
AFLAC, Inc.:
3.6% 4/1/30	4,833	4,459
4% 10/15/46	3,003	2,368
Allstate Corp.:
3.28% 12/15/26	3,750	3,563
4.2% 12/15/46	6,005	4,982
American International Group, Inc.:
3.875% 1/15/35	2,145	1,908
3.9% 4/1/26	1,497	1,455
4.2% 4/1/28	14,734	14,024
4.375% 6/30/50	4,543	3,923
4.5% 7/16/44	7,050	6,153
4.7% 7/10/35	4,607	4,179
4.75% 4/1/48	7,808	7,070
Aon Corp. 3.75% 5/2/29	1,800	1,675
Aon PLC:
3.5% 6/14/24	6,458	6,313
4% 11/27/23	2,383	2,358
4.6% 6/14/44	1,271	1,090
4.75% 5/15/45	4,671	4,088
Assurant, Inc. 4.9% 3/27/28	3,900	3,755
Athene Holding Ltd.:
3.5% 1/15/31	5,413	4,442
3.95% 5/25/51	2,000	1,378
4.125% 1/12/28	2,000	1,829
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50	14,016	9,244
3.967% 11/15/46	1,986	1,660
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	7,588	6,102
2.85% 10/15/50	10,633	7,268
2.875% 3/15/32	2,000	1,763
4.2% 8/15/48	9,429	8,474
5.75% 1/15/40	11,222	12,355
Brighthouse Financial, Inc. 4.7% 6/22/47	7,547	5,604
Brown & Brown, Inc. 4.2% 3/17/32	6,283	5,502
Fairfax Financial Holdings Ltd.:
4.625% 4/29/30	5,123	4,657
4.85% 4/17/28	1,700	1,605
5.625% 8/16/32 (b)	1,900	1,786
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	5,649	4,840
3.6% 8/19/49	6,760	4,983
4.4% 3/15/48	7,713	6,486
Lincoln National Corp.:
3.625% 12/12/26	4,766	4,486
4.35% 3/1/48	2,417	1,846
4.375% 6/15/50	4,833	3,617
Manulife Financial Corp. 4.15% 3/4/26	9,666	9,508
Markel Corp.:
3.35% 9/17/29	4,833	4,245
3.5% 11/1/27	4,000	3,693
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	1,509	1,477
3.875% 3/15/24	7,547	7,445
4.05% 10/15/23	5,382	5,315
4.2% 3/1/48	3,868	3,198
4.35% 1/30/47	2,224	1,889
4.375% 3/15/29	6,116	5,953
4.9% 3/15/49	7,388	6,895
MetLife, Inc.:
3.6% 11/13/25	9,666	9,419
4.125% 8/13/42	6,959	5,933
4.55% 3/23/30	8,990	8,964
4.6% 5/13/46	3,589	3,295
4.721% 12/15/44 (c)	3,972	3,613
5.875% 2/6/41	2,059	2,131
6.375% 6/15/34	2,000	2,221
Principal Financial Group, Inc. 4.3% 11/15/46	6,356	5,231
Progressive Corp.:
2.45% 1/15/27	3,765	3,458
2.5% 3/15/27	7,346	6,754
3% 3/15/32	13,862	12,240
4.2% 3/15/48	4,398	3,697
Prudential Financial, Inc.:
3.878% 3/27/28	3,305	3,185
3.905% 12/7/47	437	350
3.935% 12/7/49	8,515	6,690
4.35% 2/25/50	9,924	8,517
4.418% 3/27/48	5,044	4,315
5.125% 3/1/52 (c)	3,335	2,851
5.7% 12/14/36	302	312
6% 9/1/52 (c)	5,360	4,942
The Chubb Corp. 6.5% 5/15/38	2,788	3,117
The Travelers Companies, Inc.:
4.1% 3/4/49	4,833	3,985
4.3% 8/25/45	1,159	985
6.25% 6/15/37	6,633	7,271
		359,304
TOTAL FINANCIALS		4,729,339
HEALTH CARE - 2.6%
Biotechnology - 0.4%
AbbVie, Inc.:
2.6% 11/21/24	12,276	11,759
2.95% 11/21/26	8,990	8,417
3.2% 11/21/29	15,370	14,032
3.6% 5/14/25	7,149	6,954
3.8% 3/15/25	7,006	6,854
4.05% 11/21/39	8,990	7,854
4.25% 11/14/28	6,585	6,420
4.25% 11/21/49	14,886	12,800
4.3% 5/14/36	4,972	4,591
4.4% 11/6/42	3,793	3,388
4.45% 5/14/46	5,561	4,905
4.55% 3/15/35	5,282	5,024
4.7% 5/14/45	10,467	9,647
4.75% 3/15/45	5,028	4,670
4.875% 11/14/48	4,630	4,345
Amgen, Inc.:
1.65% 8/15/28	15,418	13,116
1.9% 2/21/25	6,476	6,105
2.3% 2/25/31	16,400	13,622
2.6% 8/19/26	8,340	7,783
2.8% 8/15/41	15,756	11,297
3.125% 5/1/25	1,589	1,536
3.35% 2/22/32	5,640	5,026
3.375% 2/21/50	8,893	6,482
4.4% 5/1/45	7,888	6,817
4.663% 6/15/51	9,908	8,942
4.875% 3/1/53	8,280	7,552
Biogen, Inc. 2.25% 5/1/30	1,600	1,320
Gilead Sciences, Inc.:
1.65% 10/1/30	11,928	9,583
2.8% 10/1/50	11,832	7,825
3.65% 3/1/26	4,909	4,752
4.15% 3/1/47	9,882	8,334
4.75% 3/1/46	8,737	8,036
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	2,000	1,571
		241,359
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
3.75% 11/30/26	5,539	5,460
4.75% 11/30/36	3,575	3,593
4.9% 11/30/46	8,261	8,290
Baxter International, Inc.:
1.915% 2/1/27	11,725	10,449
2.539% 2/1/32	12,914	10,418
Becton, Dickinson & Co.:
2.823% 5/20/30	6,989	6,088
3.363% 6/6/24	3,600	3,516
3.7% 6/6/27	22,048	21,060
4.685% 12/15/44	8,630	7,912
Boston Scientific Corp.:
3.45% 3/1/24	17,246	16,937
4% 3/1/29	8,579	8,109
4.7% 3/1/49	13,845	12,593
GE Healthcare Holding LLC:
5.65% 11/15/27 (b)	5,180	5,283
5.905% 11/22/32 (b)	10,170	10,680
Medtronic, Inc. 4.625% 3/15/45	10,267	9,832
Stryker Corp.:
1.95% 6/15/30	7,395	6,085
2.9% 6/15/50	7,395	4,992
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	9,040	8,738
		160,035
Health Care Providers & Services - 1.1%
Aetna, Inc.:
2.8% 6/15/23	11,915	11,771
3.875% 8/15/47	4,157	3,226
4.125% 11/15/42	9,013	7,412
Allina Health System, Inc. 3.887% 4/15/49	5,269	4,318
Banner Health:
2.907% 1/1/42	1,305	956
2.913% 1/1/51	10,923	7,281
Baptist Healthcare System Obli 3.54% 8/15/50	10,657	7,731
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	7,302	5,787
Cardinal Health, Inc. 4.368% 6/15/47	11,033	8,714
Centene Corp.:
2.625% 8/1/31	14,500	11,400
3.375% 2/15/30	16,200	13,799
Children's Hospital Medical Center 4.268% 5/15/44	2,637	2,312
Children's Hospital of Philadelphia 2.704% 7/1/50	8,032	5,194
Cigna Corp.:
3% 7/15/23	7,944	7,842
3.75% 7/15/23	5,357	5,320
4.125% 11/15/25	7,829	7,700
4.375% 10/15/28	21,090	20,555
4.5% 2/25/26	9,262	9,221
4.8% 8/15/38	18,723	17,665
4.8% 7/15/46	6,037	5,482
4.9% 12/15/48	6,764	6,244
6.125% 11/15/41	2,383	2,502
CommonSpirit Health:
3.91% 10/1/50	12,300	8,993
4.35% 11/1/42	1,589	1,345
CVS Health Corp.:
2.7% 8/21/40	12,035	8,470
2.875% 6/1/26	5,958	5,606
3% 8/15/26	13,153	12,364
3.25% 8/15/29	13,963	12,613
3.875% 7/20/25	3,701	3,637
4.1% 3/25/25	3,272	3,239
4.3% 3/25/28	18,985	18,456
4.875% 7/20/35	2,462	2,356
5.05% 3/25/48	21,765	20,212
5.125% 7/20/45	6,997	6,533
5.3% 12/5/43	3,489	3,329
Elevance Health, Inc.:
2.55% 3/15/31	1,100	928
3.125% 5/15/50	6,766	4,701
3.65% 12/1/27	27,589	26,236
4.1% 5/15/32	9,100	8,567
4.375% 12/1/47	8,311	7,196
4.55% 3/1/48	3,741	3,325
4.625% 5/15/42	2,065	1,883
4.65% 1/15/43	1,589	1,468
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	8,468	6,591
HCA Holdings, Inc.:
3.625% 3/15/32 (b)	2,000	1,710
4.125% 6/15/29	11,900	10,875
4.375% 3/15/42 (b)	10,000	8,104
5.25% 6/15/49	13,765	12,038
Humana, Inc.:
1.35% 2/3/27	10,039	8,661
2.15% 2/3/32	10,063	7,935
3.125% 8/15/29	6,457	5,676
4.95% 10/1/44	1,986	1,840
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	9,083	6,722
Kaiser Foundation Hospitals:
3.266% 11/1/49	7,259	5,314
4.15% 5/1/47	5,204	4,522
4.875% 4/1/42	1,430	1,385
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	2,383	1,970
MidMichigan Health 3.409% 6/1/50	3,730	2,601
New York & Presbyterian Hospital:
4.024% 8/1/45	2,780	2,336
4.063% 8/1/56	2,089	1,691
Novant Health, Inc. 3.168% 11/1/51	6,588	4,713
NYU Hospitals Center 4.784% 7/1/44	6,037	5,388
Orlando Health Obligated Group 3.327% 10/1/50	6,016	4,285
Partners Healthcare System, Inc. 4.117% 7/1/55	2,780	2,212
Piedmont Healthcare, Inc. 2.719% 1/1/42	1,208	845
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	2,136	1,285
Sabra Health Care LP 3.2% 12/1/31	2,000	1,500
Sutter Health 3.361% 8/15/50	14,596	10,156
Trinity Health Corp. 2.632% 12/1/40	3,512	2,470
UnitedHealth Group, Inc.:
1.15% 5/15/26	3,155	2,840
1.25% 1/15/26	6,254	5,663
2% 5/15/30	2,900	2,413
2.3% 5/15/31	2,662	2,224
2.375% 8/15/24	7,834	7,544
2.9% 5/15/50	6,273	4,341
3.05% 5/15/41	16,300	12,466
3.25% 5/15/51	3,045	2,234
3.375% 4/15/27	4,289	4,103
3.5% 6/15/23	7,070	7,029
3.7% 8/15/49	8,334	6,633
3.75% 7/15/25	2,780	2,730
3.75% 10/15/47	7,594	6,117
3.85% 6/15/28	9,222	8,871
3.875% 12/15/28	11,908	11,443
3.875% 8/15/59	9,958	7,934
4.2% 1/15/47	2,859	2,463
4.375% 3/15/42	9,373	8,452
4.75% 7/15/45	1,327	1,253
5.25% 2/15/28	8,360	8,599
5.35% 2/15/33	7,610	7,924
5.8% 3/15/36	1,000	1,065
5.875% 2/15/53	7,600	8,410
6.625% 11/15/37	2,000	2,275
6.875% 2/15/38	1,300	1,516
Universal Health Services, Inc. 2.65% 10/15/30 (b)	4,000	3,198
West Virginia University Health System Obligated Group 3.129% 6/1/50	4,940	3,255
		599,709
Life Sciences Tools & Services - 0.1%
Danaher Corp. 4.375% 9/15/45	1,883	1,687
PerkinElmer, Inc.:
0.85% 9/15/24	4,476	4,136
2.25% 9/15/31	5,519	4,326
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	12,965	11,525
5.3% 2/1/44	4,622	4,726
		26,400
Pharmaceuticals - 0.7%
AstraZeneca Finance LLC:
1.2% 5/28/26	7,201	6,431
2.25% 5/28/31	7,008	5,880
AstraZeneca PLC:
4.375% 11/16/45	5,989	5,510
4.375% 8/17/48	9,825	8,993
6.45% 9/15/37	4,582	5,220
Bayer U.S. Finance II LLC:
2.85% 4/15/25 (b)	3,038	2,850
3.95% 4/15/45 (b)	1,104	808
Bristol-Myers Squibb Co.:
2.9% 7/26/24	9,043	8,795
3.2% 6/15/26	2,128	2,044
3.25% 8/1/42	2,224	1,749
3.4% 7/26/29	4,508	4,220
3.55% 3/15/42	18,866	15,709
4.125% 6/15/39	3,769	3,422
4.25% 10/26/49	9,631	8,559
4.35% 11/15/47	5,317	4,802
4.55% 2/20/48	11,255	10,422
Eli Lilly & Co. 2.25% 5/15/50	17,138	11,201
GlaxoSmithKline Capital PLC 3% 6/1/24	9,260	9,042
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	5,734	6,549
GSK Consumer Healthcare Capital U.S. LLC:
3.375% 3/24/27	14,422	13,465
3.625% 3/24/32	14,451	12,753
Johnson & Johnson:
0.55% 9/1/25	6,409	5,825
1.3% 9/1/30	6,409	5,251
2.1% 9/1/40	7,409	5,213
2.45% 3/1/26	4,440	4,213
2.45% 9/1/60	6,409	4,128
3.4% 1/15/38	7,411	6,422
3.5% 1/15/48	4,766	3,974
3.625% 3/3/37	3,177	2,862
4.5% 9/1/40	1,800	1,735
4.5% 12/5/43	5,262	5,108
4.85% 5/15/41	3,383	3,391
Merck & Co., Inc.:
2.35% 6/24/40	10,000	7,131
2.45% 6/24/50	4,418	2,908
2.9% 3/7/24	9,121	8,938
3.6% 9/15/42	1,589	1,333
3.7% 2/10/45	5,084	4,258
3.9% 3/7/39	11,666	10,370
Mylan NV 5.2% 4/15/48	2,383	1,845
Novartis Capital Corp.:
1.75% 2/14/25	7,443	7,047
2.75% 8/14/50	10,923	7,798
3% 11/20/25	8,317	8,025
3.1% 5/17/27	4,679	4,480
3.7% 9/21/42	2,244	1,922
4% 11/20/45	4,162	3,686
Pfizer, Inc.:
2.7% 5/28/50	3,596	2,552
2.95% 3/15/24	3,734	3,666
3% 12/15/26	5,321	5,083
3.2% 9/15/23	10,103	9,985
3.45% 3/15/29	6,618	6,273
3.9% 3/15/39	5,004	4,485
4% 12/15/36	9,447	8,743
4.1% 9/15/38	2,000	1,849
4.125% 12/15/46	2,613	2,364
4.2% 9/15/48	6,196	5,644
4.4% 5/15/44	3,328	3,125
7.2% 3/15/39	4,289	5,294
Shire Acquisitions Investments Ireland DAC:
2.875% 9/23/23	3,003	2,946
3.2% 9/23/26	31,123	29,325
Takeda Pharmaceutical Co. Ltd. 2.05% 3/31/30	12,000	9,883
Utah Acquisition Sub, Inc.:
3.95% 6/15/26	2,248	2,107
5.25% 6/15/46	2,622	2,023
Viatris, Inc.:
1.65% 6/22/25	1,800	1,629
2.7% 6/22/30	12,760	10,178
4% 6/22/50	7,250	4,715
Wyeth LLC 5.95% 4/1/37	2,000	2,193
Zoetis, Inc.:
3.95% 9/12/47	1,589	1,292
4.7% 2/1/43	1,032	954
		392,595
TOTAL HEALTH CARE		1,420,098
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.4%
General Dynamics Corp.:
3.375% 5/15/23	7,547	7,496
3.75% 5/15/28	7,466	7,170
4.25% 4/1/50	3,867	3,519
Huntington Ingalls Industries, Inc. 4.2% 5/1/30	2,000	1,837
L3Harris Technologies, Inc. 2.9% 12/15/29	1,000	861
Lockheed Martin Corp.:
3.55% 1/15/26	3,017	2,948
4.09% 9/15/52	12,077	10,463
Northrop Grumman Corp.:
3.25% 1/15/28	6,673	6,190
3.85% 4/15/45	1,489	1,226
4.03% 10/15/47	14,958	12,685
4.75% 6/1/43	3,177	2,986
Raytheon Technologies Corp.:
1.9% 9/1/31	9,570	7,619
3.15% 12/15/24	7,070	6,830
3.65% 8/16/23	526	521
3.75% 11/1/46	5,929	4,710
4.05% 5/4/47	1,851	1,546
4.125% 11/16/28	11,685	11,324
4.35% 4/15/47	5,243	4,588
4.45% 11/16/38	4,215	3,864
4.5% 6/1/42	5,863	5,418
4.625% 11/16/48	10,491	9,616
4.875% 10/15/40	795	750
5.4% 5/1/35	1,800	1,827
5.7% 4/15/40	1,589	1,640
The Boeing Co.:
2.5% 3/1/25	3,654	3,439
2.7% 2/1/27	6,297	5,689
2.8% 3/1/23	3,925	3,902
2.95% 2/1/30	8,056	6,842
3.625% 3/1/48	3,177	2,129
3.65% 3/1/47	2,192	1,492
3.75% 2/1/50	12,276	8,611
4.875% 5/1/25	13,891	13,762
5.15% 5/1/30	9,666	9,430
5.705% 5/1/40	31,541	30,054
5.805% 5/1/50	14,268	13,461
6.875% 3/15/39	2,622	2,764
		219,209
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.4% 5/15/31	6,900	5,633
3.1% 8/5/29	5,027	4,437
3.9% 2/1/35	4,686	4,022
4.05% 2/15/48	2,900	2,221
4.4% 1/15/47	6,356	5,111
4.55% 4/1/46	1,192	978
4.95% 10/17/48	6,273	5,485
5.25% 5/15/50	3,383	3,121
United Parcel Service, Inc.:
2.4% 11/15/26	5,958	5,532
3.4% 11/15/46	2,104	1,633
3.75% 11/15/47	6,842	5,750
4.25% 3/15/49	3,190	2,874
4.45% 4/1/30	4,833	4,796
5.3% 4/1/50	4,669	4,953
6.2% 1/15/38	6,986	7,893
		64,439
Airlines - 0.1%
American Airlines Pass Through Trust equipment trust certificate 2.875% 1/11/36	6,592	5,301
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	501	498
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	4,597	4,040
Southwest Airlines Co.:
2.625% 2/10/30	2,000	1,668
5.125% 6/15/27	8,833	8,887
United Airlines 2015-1 Class AA pass-thru trust 3.45% 6/1/29	399	361
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	9,155	8,142
United Airlines, Inc. equipment trust certificate Series 2012-2B 4% 4/29/26	2,061	1,962
		30,859
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	10,053	9,483
2.493% 2/15/27	7,105	6,452
2.722% 2/15/30	12,373	10,557
3.377% 4/5/40	4,959	3,860
3.577% 4/5/50	11,213	8,225
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 4.9% 12/1/32	11,850	11,695
Masco Corp.:
2% 2/15/31	7,383	5,726
3.125% 2/15/51	3,735	2,338
Owens Corning 3.95% 8/15/29	5,413	4,972
		63,308
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	17,786	13,809
2.9% 7/1/26	3,352	3,136
3.2% 3/15/25	8,957	8,606
3.95% 5/15/28	8,340	7,966
Waste Management, Inc.:
2.4% 5/15/23	4,210	4,162
4.15% 7/15/49	10,186	9,086
		46,765
Electrical Equipment - 0.0%
Eaton Corp.:
4% 11/2/32	1,509	1,398
4.15% 11/2/42	1,509	1,314
		2,712
Industrial Conglomerates - 0.1%
3M Co.:
2% 2/14/25	5,027	4,773
2.375% 8/26/29	8,822	7,586
2.65% 4/15/25	3,613	3,462
2.875% 10/15/27	3,177	2,953
3.05% 4/15/30	2,912	2,598
3.125% 9/19/46	2,192	1,573
3.25% 8/26/49	6,797	4,926
3.7% 4/15/50	3,595	2,860
5.7% 3/15/37	1,900	2,010
General Electric Co.:
3.625% 5/1/30	9,492	8,446
6.875% 1/10/39	119	135
Honeywell International, Inc.:
1.35% 6/1/25	8,120	7,528
1.95% 6/1/30	8,796	7,355
2.5% 11/1/26	5,688	5,321
2.8% 6/1/50	8,168	6,000
3.812% 11/21/47	1,113	950
		68,476
Machinery - 0.2%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	11,068	10,712
1.1% 9/14/27	11,416	9,815
2.4% 8/9/26	2,264	2,099
3.45% 5/15/23	11,120	11,048
Caterpillar, Inc.:
3.25% 9/19/49	13,214	10,164
3.803% 8/15/42	1,986	1,731
5.3% 9/15/35	5,561	5,768
Cummins, Inc. 1.5% 9/1/30	4,833	3,863
Deere & Co.:
2.875% 9/7/49	9,579	6,979
5.375% 10/16/29	795	834
Ingersoll-Rand Luxembourg Finance SA:
3.8% 3/21/29	11,400	10,570
4.65% 11/1/44	4,766	4,123
Otis Worldwide Corp.:
2.565% 2/15/30	10,633	9,061
3.362% 2/15/50	8,091	5,792
Parker Hannifin Corp.:
3.25% 3/1/27	4,488	4,206
4% 6/14/49	4,727	3,820
4.1% 3/1/47	4,496	3,680
4.5% 9/15/29	2,000	1,941
Stanley Black & Decker, Inc.:
2.3% 2/24/25	2,000	1,899
4.25% 11/15/28	4,000	3,886
		111,991
Professional Services - 0.0%
Leidos, Inc. 2.3% 2/15/31	1,300	1,007
Thomson Reuters Corp.:
3.35% 5/15/26	5,561	5,288
5.5% 8/15/35	2,000	1,929
		8,224
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3.05% 2/15/51	3,499	2,496
3.25% 6/15/27	5,958	5,668
3.55% 2/15/50	4,833	3,821
3.85% 9/1/23	2,000	1,987
3.9% 8/1/46	3,686	3,075
4.05% 6/15/48	13,373	11,499
4.125% 6/15/47	2,264	1,972
4.15% 4/1/45	1,350	1,182
4.375% 9/1/42	3,575	3,263
4.45% 3/15/43	2,000	1,836
4.55% 9/1/44	2,383	2,197
4.9% 4/1/44	3,177	3,075
6.15% 5/1/37	2,000	2,215
Canadian National Railway Co.:
2.45% 5/1/50	13,253	8,427
3.2% 8/2/46	2,622	1,933
3.85% 8/5/32	2,000	1,878
Canadian Pacific Railway Co.:
1.75% 12/2/26	8,990	8,034
2.05% 3/5/30	1,800	1,485
2.45% 12/2/31	20,546	17,123
3.1% 12/2/51	9,405	6,612
CSX Corp.:
3.25% 6/1/27	3,972	3,746
3.4% 8/1/24	3,673	3,588
3.8% 11/1/46	4,544	3,642
3.95% 5/1/50	2,840	2,317
4.1% 11/15/32	13,500	12,826
4.1% 3/15/44	5,382	4,609
4.5% 3/15/49	10,963	9,699
4.75% 11/15/48	4,599	4,208
Norfolk Southern Corp.:
3% 3/15/32	4,000	3,474
3.65% 8/1/25	9,532	9,263
3.8% 8/1/28	9,444	9,034
3.95% 10/1/42	1,509	1,265
4.05% 8/15/52	6,859	5,668
4.65% 1/15/46	2,589	2,330
Union Pacific Corp.:
2.15% 2/5/27	7,153	6,525
2.375% 5/20/31	2,000	1,693
2.4% 2/5/30	2,000	1,723
2.75% 3/1/26	5,290	5,042
2.8% 2/14/32	11,666	10,151
2.891% 4/6/36	7,292	5,883
3% 4/15/27	3,972	3,729
3.25% 2/5/50	10,720	7,995
3.35% 8/15/46	3,750	2,782
3.375% 2/14/42	4,000	3,239
3.6% 9/15/37	2,622	2,268
3.799% 10/1/51	2,224	1,821
3.839% 3/20/60	11,170	8,815
3.95% 9/10/28	2,000	1,935
		229,048
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.2% 1/15/27	6,863	5,988
2.3% 2/1/25	5,000	4,654
3% 2/1/30	1,900	1,589
3.125% 12/1/30	9,666	7,963
3.625% 12/1/27	7,593	6,802
4.25% 2/1/24	10,455	10,270
		37,266
TOTAL INDUSTRIALS		882,297
INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
2.2% 9/20/23	5,965	5,859
2.5% 9/20/26	3,972	3,764
3.5% 6/15/25	3,392	3,322
5.9% 2/15/39	9,863	10,780
		23,725
Electronic Equipment & Components - 0.2%
Corning, Inc.:
3.9% 11/15/49	4,833	3,578
4.75% 3/15/42	3,972	3,604
Dell International LLC/EMC Corp.:
4% 7/15/24	9,135	8,961
4.9% 10/1/26	7,506	7,423
5.3% 10/1/29	19,994	19,778
6.02% 6/15/26	12,821	13,094
8.1% 7/15/36	8,303	9,560
8.35% 7/15/46	9,542	11,152
Tyco Electronics Group SA:
3.45% 8/1/24	2,899	2,834
3.7% 2/15/26	4,253	4,106
7.125% 10/1/37	1,966	2,276
		86,366
IT Services - 0.5%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	11,406	10,109
Fidelity National Information Services, Inc.:
1.15% 3/1/26	16,937	14,941
2.25% 3/1/31	16,065	12,811
Fiserv, Inc.:
3.5% 7/1/29	8,797	7,934
4.4% 7/1/49	14,614	12,045
Global Payments, Inc.:
1.2% 3/1/26	23,465	20,465
2.15% 1/15/27	10,000	8,733
2.9% 5/15/30	2,000	1,648
4.45% 6/1/28	2,000	1,866
5.95% 8/15/52	5,500	5,023
IBM Corp.:
1.95% 5/15/30	11,102	9,122
2.95% 5/15/50	11,005	7,370
3% 5/15/24	9,538	9,300
3.3% 5/15/26	9,666	9,228
3.5% 5/15/29	13,474	12,549
3.625% 2/12/24	7,944	7,831
4.25% 5/15/49	8,612	7,331
4.4% 7/27/32	8,100	7,791
4.7% 2/19/46	3,932	3,515
5.6% 11/30/39	1,000	1,031
MasterCard, Inc.:
3.3% 3/26/27	5,744	5,531
3.35% 3/26/30	7,992	7,447
3.8% 11/21/46	3,019	2,599
3.85% 3/26/50	14,152	12,346
PayPal Holdings, Inc.:
1.65% 6/1/25	10,855	10,095
2.3% 6/1/30	12,566	10,397
4.4% 6/1/32	10,000	9,519
The Western Union Co. 2.85% 1/10/25	8,700	8,279
Visa, Inc.:
1.1% 2/15/31	16,240	12,733
1.9% 4/15/27	11,387	10,349
2.05% 4/15/30	16,761	14,442
2.7% 4/15/40	9,473	7,381
2.75% 9/15/27	9,468	8,857
3.15% 12/14/25	7,157	6,892
4.3% 12/14/45	5,275	4,939
		302,449
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc.:
2.8% 10/1/41	11,812	8,891
3.5% 12/5/26	1,700	1,631
Applied Materials, Inc. 4.35% 4/1/47	10,263	9,449
Broadcom Corp./Broadcom Cayman LP:
3.5% 1/15/28	5,561	5,087
3.875% 1/15/27	3,043	2,881
Broadcom, Inc.:
2.45% 2/15/31 (b)	28,182	22,235
3.187% 11/15/36 (b)	1,000	728
3.419% 4/15/33 (b)	11,000	8,938
3.459% 9/15/26	10,027	9,470
3.469% 4/15/34 (b)	3,391	2,692
3.75% 2/15/51 (b)	17,216	12,149
4.3% 11/15/32	9,956	8,853
4.75% 4/15/29	13,584	13,010
Intel Corp.:
2% 8/12/31	7,124	5,721
2.45% 11/15/29	10,216	8,810
3.05% 8/12/51	7,124	4,842
3.25% 11/15/49	8,313	5,833
3.734% 12/8/47	2,594	1,993
3.9% 3/25/30	9,048	8,538
4% 8/5/29	2,000	1,911
4.1% 5/19/46	5,561	4,610
4.1% 5/11/47	1,906	1,566
4.15% 8/5/32	2,000	1,887
4.6% 3/25/40	2,000	1,848
4.75% 3/25/50	9,512	8,556
Lam Research Corp. 2.875% 6/15/50	11,648	8,156
Marvell Technology, Inc. 2.95% 4/15/31	2,000	1,634
Micron Technology, Inc.:
2.703% 4/15/32	8,400	6,494
4.663% 2/15/30	6,573	6,073
NVIDIA Corp.:
2% 6/15/31	20,182	16,408
2.85% 4/1/30	8,603	7,589
3.5% 4/1/50	4,785	3,709
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32	17,641	13,863
5% 1/15/33	8,500	8,075
Qualcomm, Inc.:
1.65% 5/20/32	14,000	10,891
3.45% 5/20/25	2,000	1,954
4.3% 5/20/47	8,023	7,039
4.8% 5/20/45	2,000	1,917
Texas Instruments, Inc.:
1.9% 9/15/31	2,000	1,633
3.65% 8/16/32	2,000	1,867
4.15% 5/15/48	5,526	4,902
		264,333
Software - 0.6%
Fortinet, Inc. 2.2% 3/15/31	2,000	1,560
Microsoft Corp.:
2.525% 6/1/50	32,153	22,143
2.675% 6/1/60	5,334	3,605
2.7% 2/12/25	13,643	13,221
2.875% 2/6/24	9,260	9,093
2.921% 3/17/52	36,922	27,391
3.041% 3/17/62	3,278	2,384
3.45% 8/8/36	2,307	2,100
3.625% 12/15/23	20,772	20,580
4.2% 11/3/35	1,700	1,681
Oracle Corp.:
1.65% 3/25/26	9,109	8,176
2.5% 4/1/25	8,564	8,100
2.65% 7/15/26	7,149	6,586
2.875% 3/25/31	11,675	9,765
2.95% 5/15/25	3,972	3,785
2.95% 4/1/30	12,477	10,708
3.25% 11/15/27	13,584	12,529
3.4% 7/8/24	3,753	3,664
3.6% 4/1/50	12,383	8,615
3.85% 7/15/36	8,047	6,571
3.85% 4/1/60	14,393	9,707
3.95% 3/25/51	10,575	7,738
4% 7/15/46	7,785	5,753
4% 11/15/47	13,899	10,280
4.125% 5/15/45	2,383	1,820
4.3% 7/8/34	3,078	2,727
5.375% 7/15/40	9,929	9,174
6.125% 7/8/39	1,800	1,797
6.25% 11/9/32	10,150	10,710
Roper Technologies, Inc.:
1% 9/15/25	7,443	6,695
1.4% 9/15/27	7,250	6,196
1.75% 2/15/31	7,250	5,626
2% 6/30/30	14,306	11,462
3.8% 12/15/26	6,752	6,497
Salesforce.com, Inc.:
1.95% 7/15/31	10,300	8,383
2.7% 7/15/41	12,000	8,858
VMware, Inc.:
1.4% 8/15/26	22,344	19,651
4.65% 5/15/27	2,000	1,951
4.7% 5/15/30	2,000	1,878
		319,160
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
0.55% 8/20/25	14,113	12,748
0.7% 2/8/26	10,933	9,758
1.25% 8/20/30	13,098	10,500
1.7% 8/5/31	7,886	6,408
2.375% 2/8/41	13,368	9,787
2.4% 1/13/23	23,831	23,766
2.45% 8/4/26	16,363	15,336
2.55% 8/20/60	5,162	3,324
2.65% 5/11/50	4,157	2,874
2.85% 8/5/61	7,887	5,356
2.9% 9/12/27	11,161	10,551
2.95% 9/11/49	21,247	15,605
3% 11/13/27	7,944	7,512
3.2% 5/13/25	8,332	8,096
3.2% 5/11/27	13,008	12,488
3.35% 8/8/32	7,000	6,459
3.75% 9/12/47	4,833	4,125
3.75% 11/13/47	5,541	4,764
3.85% 5/4/43	10,327	9,217
4.25% 2/9/47	1,986	1,853
4.375% 5/13/45	3,725	3,542
4.5% 2/23/36	7,355	7,429
4.65% 2/23/46	4,488	4,383
Hewlett Packard Enterprise Co.:
1.45% 4/1/24	2,000	1,909
4.45% 10/2/23	2,000	1,989
4.9% 10/15/25 (c)	7,746	7,737
6.2% 10/15/35 (c)	3,090	3,234
6.35% 10/15/45 (c)	1,493	1,534
HP, Inc.:
2.2% 6/17/25	11,261	10,509
5.5% 1/15/33	2,000	1,911
6% 9/15/41	3,192	3,113
		227,817
TOTAL INFORMATION TECHNOLOGY		1,223,850
MATERIALS - 0.7%
Chemicals - 0.4%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	4,785	4,394
2.05% 5/15/30	5,220	4,385
2.7% 5/15/40	4,495	3,379
2.8% 5/15/50	5,346	3,731
Celanese U.S. Holdings LLC:
6.33% 7/15/29	2,000	1,922
6.379% 7/15/32	7,400	7,044
DuPont de Nemours, Inc.:
4.725% 11/15/28	13,619	13,572
5.319% 11/15/38	8,458	8,215
Eastman Chemical Co. 4.65% 10/15/44	2,383	1,953
Ecolab, Inc.:
1.3% 1/30/31	6,356	4,897
2.7% 11/1/26	5,243	4,899
2.75% 8/18/55	8,768	5,521
Linde, Inc./Connecticut:
3.2% 1/30/26	5,036	4,871
3.55% 11/7/42	1,589	1,293
LYB International Finance BV:
4% 7/15/23	2,533	2,511
4.875% 3/15/44	4,647	3,906
LYB International Finance II BV 3.5% 3/2/27	19,438	17,982
LYB International Finance III LLC:
3.375% 10/1/40	7,366	5,344
3.625% 4/1/51	7,366	5,029
LyondellBasell Industries NV 4.625% 2/26/55	2,970	2,347
Nutrien Ltd.:
4% 12/15/26	9,055	8,688
4.2% 4/1/29	4,109	3,889
5% 4/1/49	7,152	6,557
5.25% 1/15/45	2,780	2,555
5.625% 12/1/40	1,430	1,398
Sherwin-Williams Co.:
2.95% 8/15/29	2,000	1,758
3.45% 6/1/27	17,609	16,529
3.8% 8/15/49	2,919	2,216
4.5% 6/1/47	6,776	5,870
The Dow Chemical Co.:
2.1% 11/15/30	6,863	5,483
3.6% 11/15/50	7,056	5,042
4.375% 11/15/42	3,872	3,218
4.8% 11/30/28	6,792	6,697
4.8% 5/15/49	6,112	5,173
9.4% 5/15/39	2,383	3,142
The Mosaic Co.:
4.05% 11/15/27	4,575	4,365
4.25% 11/15/23	8,649	8,563
5.625% 11/15/43	2,979	2,774
Westlake Corp. 5% 8/15/46	1,589	1,363
		202,475
Construction Materials - 0.0%
Martin Marietta Materials, Inc. 3.5% 12/15/27	2,000	1,866
Containers & Packaging - 0.0%
International Paper Co.:
4.4% 8/15/47	6,908	5,760
5.15% 5/15/46	1,438	1,311
WRKCo, Inc.:
3% 6/15/33	2,000	1,598
3.375% 9/15/27	2,000	1,828
4.2% 6/1/32	4,833	4,349
		14,846
Metals & Mining - 0.2%
Barrick Gold Corp. 5.25% 4/1/42	3,575	3,452
Barrick North America Finance LLC 5.75% 5/1/43	2,000	2,020
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39	2,000	2,063
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	3,783	3,750
Freeport-McMoRan, Inc. 4.625% 8/1/30	32,382	29,562
Newmont Corp.:
2.25% 10/1/30	14,340	11,588
2.8% 10/1/29	2,707	2,324
5.45% 6/9/44	5,093	4,895
Nucor Corp.:
2.7% 6/1/30	3,900	3,334
2.979% 12/15/55	3,177	1,981
6.4% 12/1/37	4,833	5,221
Rio Tinto Finance (U.S.A.) Ltd.:
5.2% 11/2/40	10,343	10,487
7.125% 7/15/28	1,589	1,753
Southern Copper Corp.:
3.875% 4/23/25	2,915	2,811
5.25% 11/8/42	4,588	4,243
7.5% 7/27/35	4,833	5,383
Vale Overseas Ltd.:
3.75% 7/8/30	19,333	16,844
6.25% 8/10/26	2,417	2,482
Vale SA 5.625% 9/11/42	5,243	4,844
		119,037
Paper & Forest Products - 0.1%
Suzano Austria GmbH:
2.5% 9/15/28	11,930	9,845
6% 1/15/29	9,570	9,453
		19,298
TOTAL MATERIALS		357,522
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	7,371	5,620
3% 5/18/51	5,582	3,592
4.85% 4/15/49	9,154	7,862
American Homes 4 Rent LP 4.25% 2/15/28	7,636	7,115
American Tower Corp.:
1.3% 9/15/25	7,221	6,494
2.1% 6/15/30	12,189	9,791
3.1% 6/15/50	4,456	2,945
3.55% 7/15/27	6,792	6,309
3.7% 10/15/49	4,833	3,532
AvalonBay Communities, Inc.:
2.05% 1/15/32	2,000	1,593
2.3% 3/1/30	4,833	4,072
Boston Properties, Inc.:
2.55% 4/1/32	1,100	838
2.75% 10/1/26	5,561	5,045
2.9% 3/15/30	1,400	1,143
3.125% 9/1/23	1,509	1,478
3.25% 1/30/31	15,176	12,685
Camden Property Trust 4.1% 10/15/28	2,000	1,900
Corporate Office Properties LP 2.75% 4/15/31	4,000	3,022
Crown Castle International Corp.:
1.35% 7/15/25	21,460	19,530
2.25% 1/15/31	5,771	4,667
3.25% 1/15/51	5,220	3,571
EPR Properties:
4.5% 6/1/27	2,000	1,735
4.95% 4/15/28	4,000	3,470
ERP Operating LP:
1.85% 8/1/31	14,500	11,366
3.25% 8/1/27	10,314	9,508
Healthpeak Properties, Inc.:
3% 1/15/30	9,937	8,583
3.4% 2/1/25	387	374
Hudson Pacific Properties LP:
3.25% 1/15/30	2,000	1,567
4.65% 4/1/29	1,700	1,480
Invitation Homes Operating Partnership LP 4.15% 4/15/32	6,186	5,423
Kimco Realty Corp.:
1.9% 3/1/28	8,216	6,908
3.8% 4/1/27	3,177	2,973
4.125% 12/1/46	7,944	6,019
4.45% 9/1/47	4,114	3,257
Kite Realty Group Trust 4% 3/15/25	1,400	1,343
LXP Industrial Trust (REIT) 2.375% 10/1/31	2,417	1,839
National Retail Properties, Inc. 3% 4/15/52	6,766	4,124
Office Properties Income Trust:
2.65% 6/15/26	1,600	1,194
3.45% 10/15/31	2,000	1,281
4.5% 2/1/25	2,000	1,772
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	3,093	2,418
4.375% 8/1/23	1,309	1,292
4.5% 1/15/25	6,362	6,187
4.5% 4/1/27	7,547	7,035
Piedmont Operating Partnership LP 4.45% 3/15/24	2,000	1,969
Prologis LP:
1.625% 3/15/31	11,425	8,815
1.75% 2/1/31	23,383	18,365
2.125% 4/15/27	9,502	8,564
3.25% 10/1/26	3,701	3,495
Realty Income Corp. 3.95% 8/15/27	6,200	5,947
Simon Property Group LP:
2.2% 2/1/31	21,169	16,826
3.25% 9/13/49	9,260	6,164
3.375% 12/1/27	15,851	14,731
Spirit Realty LP 3.4% 1/15/30	2,000	1,656
UDR, Inc. 2.1% 6/15/33	12,929	9,379
Ventas Realty LP:
3.25% 10/15/26	2,780	2,574
3.5% 2/1/25	3,177	3,048
3.85% 4/1/27	7,547	7,107
4% 3/1/28	17,202	16,039
4.125% 1/15/26	1,152	1,114
4.375% 2/1/45	2,383	1,881
4.875% 4/15/49	2,262	1,922
VICI Properties LP:
4.375% 5/15/25	2,000	1,925
4.75% 2/15/28	5,317	5,012
5.125% 5/15/32	5,838	5,476
Vornado Realty LP 3.4% 6/1/31	2,000	1,525
Welltower, Inc. 4.95% 9/1/48	7,944	6,735
Weyerhaeuser Co. 4% 4/15/30	9,183	8,339
WP Carey, Inc. 2.45% 2/1/32	2,000	1,549
		364,109
Real Estate Management & Development - 0.1%
CBRE Group, Inc. 4.875% 3/1/26	4,528	4,529
Digital Realty Trust LP 3.7% 8/15/27	8,356	7,795
Essex Portfolio LP:
1.65% 1/15/31	2,000	1,499
1.7% 3/1/28	2,000	1,662
2.55% 6/15/31	2,000	1,600
3% 1/15/30	1,477	1,252
3.375% 4/15/26	2,000	1,884
4% 3/1/29	4,833	4,426
Mid-America Apartments LP 3.95% 3/15/29	5,510	5,171
Tanger Properties LP 3.875% 7/15/27	4,925	4,476
		34,294
TOTAL REAL ESTATE		398,403
UTILITIES - 2.1%
Electric Utilities - 1.5%
AEP Texas, Inc.:
3.8% 10/1/47	3,383	2,501
4.7% 5/15/32	4,000	3,825
AEP Transmission Co. LLC 2.75% 8/15/51	5,703	3,643
Alabama Power Co.:
1.45% 9/15/30	14,500	11,356
3.7% 12/1/47	4,679	3,641
3.75% 3/1/45	795	623
4.15% 8/15/44	3,694	3,112
4.3% 7/15/48	4,671	3,934
5.2% 6/1/41	3,058	2,886
American Electric Power Co., Inc.:
3.25% 3/1/50	2,494	1,687
4.3% 12/1/28	13,893	13,313
Appalachian Power Co.:
4.45% 6/1/45	4,766	3,992
4.5% 3/1/49	7,259	6,053
Arizona Public Service Co. 2.95% 9/15/27	5,861	5,325
Baltimore Gas & Electric Co.:
2.25% 6/15/31	2,000	1,636
2.9% 6/15/50	6,360	4,279
3.35% 7/1/23	2,264	2,251
3.5% 8/15/46	1,986	1,499
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	9,077	6,739
3.55% 8/1/42	1,509	1,207
4.25% 2/1/49	2,068	1,795
Cincinnati Gas & Electric Co. 4.3% 2/1/49	21,562	17,846
Cleco Corporate Holdings LLC 3.743% 5/1/26	4,496	4,240
Commonwealth Edison Co.:
3.1% 11/1/24	7,944	7,683
3.2% 11/15/49	13,533	9,697
3.65% 6/15/46	2,272	1,759
3.7% 3/1/45	2,462	1,934
3.75% 8/15/47	4,885	3,874
4% 3/1/48	5,426	4,524
4% 3/1/49	4,762	3,914
Dayton Power & Light Co. 3.95% 6/15/49	1,400	1,126
DTE Electric Co. 3.95% 3/1/49	2,900	2,403
Duke Energy Carolinas LLC:
2.85% 3/15/32	2,417	2,072
2.95% 12/1/26	4,766	4,538
3.2% 8/15/49	6,345	4,545
3.75% 6/1/45	1,589	1,258
3.875% 3/15/46	3,097	2,470
4% 9/30/42	2,979	2,502
6% 1/15/38	1,800	1,906
Duke Energy Corp.:
2.45% 6/1/30	5,220	4,387
2.65% 9/1/26	10,605	9,862
3.75% 4/15/24	4,766	4,692
3.75% 9/1/46	7,253	5,412
3.95% 10/15/23	1,941	1,920
4.2% 6/15/49	7,520	5,971
4.5% 8/15/32	1,000	949
4.8% 12/15/45	2,216	1,962
5% 8/15/52	1,600	1,454
Duke Energy Florida LLC 3.4% 10/1/46	1,986	1,462
Duke Energy Progress LLC:
3.4% 4/1/32	9,666	8,619
4.15% 12/1/44	1,430	1,207
4.375% 3/30/44	1,589	1,384
Edison International:
4.125% 3/15/28	2,000	1,848
5.75% 6/15/27	2,000	2,021
Entergy Corp.:
0.9% 9/15/25	13,436	11,977
2.95% 9/1/26	3,734	3,486
3.75% 6/15/50	3,287	2,475
Entergy Louisiana LLC:
2.35% 6/15/32	18,700	15,015
3.12% 9/1/27	1,600	1,484
4.2% 9/1/48	2,526	2,109
Entergy, Inc.:
3.55% 9/30/49	3,211	2,356
4% 3/30/29	14,040	13,346
Eversource Energy:
2.55% 3/15/31	12,735	10,579
2.9% 10/1/24	6,792	6,523
3.35% 3/15/26	5,251	4,908
3.45% 1/15/50	3,548	2,592
Exelon Corp.:
3.95% 6/15/25	15,612	15,292
4.05% 4/15/30	2,000	1,887
5.1% 6/15/45	874	823
FirstEnergy Corp.:
1.6% 1/15/26	9,970	8,815
2.25% 9/1/30	10,730	8,528
3.4% 3/1/50	2,900	1,931
4.4% 7/15/27	6,752	6,367
5.35% 7/15/47	3,732	3,288
Florida Power & Light Co.:
2.45% 2/3/32	2,000	1,678
3.125% 12/1/25	4,051	3,890
3.15% 10/1/49	5,556	4,076
3.25% 6/1/24	3,753	3,675
4.05% 10/1/44	4,304	3,693
4.125% 6/1/48	9,771	8,417
Georgia Power Co.:
3.25% 3/30/27	6,781	6,283
4.7% 5/15/32	4,000	3,889
Indiana Michigan Power Co. 3.25% 5/1/51	3,867	2,672
Interstate Power and Light Co.:
2.3% 6/1/30	11,051	9,097
3.25% 12/1/24	2,000	1,929
ITC Holdings Corp. 3.35% 11/15/27	2,000	1,843
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	13,726	12,236
1.9% 6/15/28	9,666	8,290
2.44% 1/15/32	13,630	11,102
2.94% 3/21/24	2,000	1,943
5% 7/15/32	8,800	8,790
Northern States Power Co.:
2.6% 6/1/51	10,440	6,747
2.9% 3/1/50	9,483	6,593
3.4% 8/15/42	1,589	1,254
4.125% 5/15/44	3,575	3,087
NSTAR Electric Co.:
3.2% 5/15/27	6,076	5,728
4.95% 9/15/52	3,710	3,611
Oglethorpe Power Corp. 5.05% 10/1/48	2,000	1,741
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	25,429	22,592
3.1% 9/15/49	15,204	10,869
3.8% 9/30/47	7,733	6,296
Pacific Gas & Electric Co.:
3.15% 1/1/26	11,600	10,749
3.25% 6/1/31	4,833	3,977
3.45% 7/1/25	4,833	4,574
3.5% 6/15/25	9,666	9,130
4.2% 3/1/29	1,000	897
4.2% 6/1/41	24,166	18,348
4.55% 7/1/30	30,062	27,423
4.75% 2/15/44	967	756
5.45% 6/15/27	1,100	1,072
PacifiCorp:
3.6% 4/1/24	3,177	3,130
4.125% 1/15/49	10,692	8,868
4.15% 2/15/50	2,900	2,410
6% 1/15/39	4,919	5,155
PG&E Wildfire Recovery:
5.081% 6/1/43	1,000	982
5.099% 6/1/54	5,100	4,915
5.212% 12/1/49	7,000	6,865
Potomac Electric Power Co. 6.5% 11/15/37	3,024	3,332
PPL Capital Funding, Inc. 3.1% 5/15/26	6,356	5,937
PPL Electric Utilities Corp.:
3% 10/1/49	10,557	7,213
4.15% 10/1/45	2,780	2,327
Progress Energy, Inc. 6% 12/1/39	4,131	4,171
Public Service Co. of Colorado:
2.9% 5/15/25	8,737	8,331
3.8% 6/15/47	3,678	2,941
4.1% 6/1/32	2,000	1,904
4.1% 6/15/48	2,000	1,678
6.25% 9/1/37	2,000	2,197
Public Service Electric & Gas Co.:
2.45% 1/15/30	8,071	6,957
3.15% 1/1/50	9,135	6,486
3.65% 9/1/42	2,244	1,817
4% 6/1/44	3,972	3,163
Puget Sound Energy, Inc. 4.3% 5/20/45	5,092	4,278
Southern California Edison Co.:
2.25% 6/1/30	7,198	5,987
2.95% 2/1/51	15,950	10,478
3.7% 8/1/25	2,000	1,944
4% 4/1/47	7,944	6,237
4.125% 3/1/48	5,606	4,479
5.85% 11/1/27	9,900	10,225
Southern Co.:
3.25% 7/1/26	10,737	10,197
3.7% 4/30/30	10,000	9,049
4.4% 7/1/46	5,814	4,886
5.15% 10/6/25	8,000	8,051
Tampa Electric Co.:
4.45% 6/15/49	9,306	7,887
6.15% 5/15/37	4,972	5,114
Union Electric Co. 3.9% 9/15/42	2,940	2,430
Virginia Electric & Power Co.:
3.1% 5/15/25	3,177	3,052
3.3% 12/1/49	5,800	4,201
3.45% 2/15/24	2,185	2,149
3.8% 4/1/28	11,844	11,304
3.8% 9/15/47	6,522	5,097
4.2% 5/15/45	8,383	6,975
4.45% 2/15/44	2,185	1,907
4.6% 12/1/48	5,624	4,936
6% 5/15/37	1,589	1,666
Wisconsin Electric Power Co. 4.25% 6/1/44	3,734	3,024
Xcel Energy, Inc.:
3.35% 12/1/26	2,383	2,259
4% 6/15/28	1,900	1,822
4.6% 6/1/32	11,300	10,862
		820,741
Gas Utilities - 0.1%
Atmos Energy Corp.:
1.5% 1/15/31	2,000	1,556
5.45% 10/15/32	13,820	14,450
CenterPoint Energy Resources Corp.:
4% 4/1/28	7,400	7,065
4.4% 7/1/32	2,000	1,936
Dominion Gas Holdings LLC 2.5% 11/15/24	8,816	8,378
Piedmont Natural Gas Co., Inc. 3.5% 6/1/29	10,000	9,231
Southern California Gas Co. 2.6% 6/15/26	10,509	9,762
Southern Co. Gas Capital Corp. 3.95% 10/1/46	10,740	8,172
		60,550
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 4.75% 6/15/46	4,138	3,277
Exelon Generation Co. LLC:
3.25% 6/1/25	9,666	9,280
6.25% 10/1/39	2,000	2,084
		14,641
Multi-Utilities - 0.4%
Ameren Corp. 1.95% 3/15/27	8,995	7,921
Ameren Illinois Co.:
3.8% 5/15/28	1,500	1,435
4.5% 3/15/49	5,993	5,397
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	7,944	7,394
3.7% 7/15/30	7,954	7,381
3.8% 7/15/48	7,944	6,270
4.25% 10/15/50	6,859	5,807
4.5% 2/1/45	5,282	4,654
5.15% 11/15/43	6,144	5,888
CenterPoint Energy, Inc. 3.7% 9/1/49	4,833	3,599
CMS Energy Corp. 4.875% 3/1/44	3,972	3,589
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	2,272	1,771
4.45% 3/15/44	6,356	5,549
4.5% 5/15/58	7,530	6,315
4.65% 12/1/48	8,317	7,305
5.5% 12/1/39	1,986	1,961
Consumers Energy Co.:
2.65% 8/15/52	9,956	6,353
3.5% 8/1/51	2,900	2,202
Delmarva Power & Light Co. 4% 6/1/42	3,177	2,544
Dominion Energy, Inc.:
3.375% 4/1/30	20,308	17,990
3.9% 10/1/25	10,247	9,979
4.35% 8/15/32	2,000	1,880
4.9% 8/1/41	1,589	1,430
DTE Energy Co.:
2.85% 10/1/26	4,766	4,416
3.8% 3/15/27	10,732	9,966
NiSource, Inc.:
0.95% 8/15/25	10,826	9,762
1.7% 2/15/31	12,856	9,908
3.49% 5/15/27	6,076	5,737
3.95% 3/30/48	7,944	6,270
4.375% 5/15/47	3,797	3,179
4.8% 2/15/44	4,369	3,904
Public Service Enterprise Group, Inc. 2.45% 11/15/31	5,100	4,110
Puget Energy, Inc.:
3.65% 5/15/25	6,411	6,104
4.1% 6/15/30	11,406	10,247
San Diego Gas & Electric Co. 4.5% 8/15/40	795	716
Sempra Energy:
3.25% 6/15/27	4,846	4,500
3.8% 2/1/38	6,737	5,485
4% 2/1/48	17,508	13,481
6% 10/15/39	795	803
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 6.7186% 5/15/67 (c)(d)	3,359	2,755
		225,957
Water Utilities - 0.1%
American Water Capital Corp.:
2.8% 5/1/30	2,000	1,737
2.95% 9/1/27	4,833	4,466
3.45% 6/1/29	4,833	4,432
4.45% 6/1/32	2,000	1,928
6.593% 10/15/37	5,173	5,732
		18,295
TOTAL UTILITIES		1,140,184
TOTAL NONCONVERTIBLE BONDS (Cost $15,701,235)		13,789,809

U.S. Government and Government Agency Obligations - 43.0%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency Obligations - 0.8%
Fannie Mae:
0.375% 8/25/25	28,421	25,656
0.5% 6/17/25	31,957	29,103
0.625% 4/22/25	33,907	31,053
0.75% 10/8/27	16,844	14,526
0.875% 8/5/30	40,385	32,138
1.625% 10/15/24	17,834	16,915
1.75% 7/2/24	22,928	21,960
1.875% 9/24/26	10,605	9,803
2.125% 4/24/26	3,177	2,981
2.625% 9/6/24	3,177	3,080
6.625% 11/15/30	9,666	11,326
Federal Home Loan Bank:
0.375% 9/4/25	7,170	6,463
0.5% 4/14/25	44,410	40,805
1.5% 8/15/24	3,935	3,738
2.5% 2/13/24	3,955	3,862
3.25% 11/16/28	18,830	18,214
5.5% 7/15/36	1,190	1,325
Freddie Mac:
0.25% 12/4/23	42,351	40,440
0.375% 7/21/25	20,972	18,987
0.375% 9/23/25	23,695	21,322
6.25% 7/15/32	6,116	7,168
6.75% 3/15/31	20,653	24,509
Tennessee Valley Authority:
0.75% 5/15/25	27,394	24,987
4.25% 9/15/65	5,896	5,271
5.25% 9/15/39	15,887	16,647
5.375% 4/1/56	4,286	4,585
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		436,864
U.S. Treasury Obligations - 42.2%
U.S. Treasury Bonds:
1.125% 5/15/40	286,912	183,601
1.125% 8/15/40	145,541	92,436
1.25% 5/15/50	23,148	12,912
1.375% 11/15/40	168,518	111,755
1.375% 8/15/50	65,948	38,033
1.625% 11/15/50	165,229	102,055
1.75% 8/15/41	185,755	129,593
1.875% 2/15/41	60,554	43,760
1.875% 2/15/51	176,269	116,228
1.875% 11/15/51	107,574	70,743
2% 11/15/41	67,944	49,485
2% 2/15/50	17,590	12,015
2% 8/15/51	360,300	244,863
2.25% 5/15/41	172,934	132,882
2.25% 8/15/46	50,830	36,914
2.25% 8/15/49	15,290	11,108
2.25% 2/15/52	109,990	79,429
2.375% 2/15/42	48,988	38,182
2.375% 11/15/49	186,821	139,634
2.375% 5/15/51	247,970	184,409
2.5% 2/15/45	80,939	62,402
2.5% 2/15/46	111,548	85,465
2.5% 5/15/46	110,361	84,413
2.75% 11/15/42	1,066	876
2.75% 8/15/47	78,639	63,092
2.75% 11/15/47	27,659	22,191
2.875% 5/15/43	89,344	74,703
2.875% 8/15/45	92,594	76,235
2.875% 11/15/46	97,649	80,305
2.875% 5/15/52	167,800	139,484
3% 11/15/44	77,013	65,088
3% 5/15/45	119,853	100,972
3% 11/15/45	16,313	13,732
3% 2/15/47	55,213	46,381
3% 5/15/47	37,396	31,437
3% 2/15/48	36,450	30,708
3% 8/15/52	302,400	258,930
3.125% 2/15/43	23,007	20,088
3.125% 8/15/44	72,478	62,640
3.125% 5/15/48	10,277	8,876
3.25% 5/15/42	271,300	243,704
3.375% 8/15/42	188,500	172,448
3.375% 5/15/44	147,527	133,108
3.375% 11/15/48	4,631	4,202
3.625% 8/15/43	65,327	61,574
3.625% 2/15/44	41,523	39,053
3.75% 11/15/43	35,570	34,133
3.875% 8/15/40	53,191	53,045
4% 11/15/52	52,100	54,184
4.25% 5/15/39	6,384	6,729
4.25% 11/15/40	644	674
4.375% 2/15/38 (e)	20,955	22,490
4.375% 11/15/39	80	85
4.375% 5/15/40	6,355	6,770
4.375% 5/15/41	6,610	7,017
4.5% 2/15/36	20,270	22,111
4.5% 5/15/38	28,610	31,120
4.5% 8/15/39	4,450	4,830
4.625% 2/15/40	8,282	9,112
4.75% 2/15/37	64,032	71,558
4.75% 2/15/41	4,765	5,306
5% 5/15/37	62,525	71,428
5.375% 2/15/31	42,474	47,416
6.25% 5/15/30	48,578	56,383
U.S. Treasury Notes:
0.125% 1/15/24	146,940	139,702
0.25% 9/30/23	21,159	20,387
0.25% 5/31/25	51,361	46,602
0.25% 6/30/25	291,695	264,417
0.25% 7/31/25	236,802	213,843
0.25% 9/30/25	174,616	157,107
0.25% 10/31/25	181,873	163,003
0.375% 11/30/25	352,530	315,996
0.375% 12/31/25	242,294	216,920
0.375% 1/31/26	13	11
0.375% 7/31/27	251,927	214,886
0.375% 9/30/27	49,874	42,307
0.5% 11/30/23	15	15
0.5% 3/31/25	430,431	395,475
0.5% 2/28/26	136,549	121,918
0.5% 10/31/27	354,566	301,852
0.625% 10/15/24	176,807	164,921
0.625% 7/31/26	184,631	163,564
0.625% 11/30/27	37,166	31,768
0.625% 12/31/27	42,643	36,365
0.625% 5/15/30	387,412	311,382
0.625% 8/15/30	30,689	24,515
0.75% 12/31/23	71	68
0.75% 11/15/24	266,502	248,461
0.75% 5/31/26	102,419	91,553
0.75% 8/31/26	301,288	267,582
0.875% 1/31/24	267,972	256,542
0.875% 6/30/26	74,538	66,820
0.875% 9/30/26	318,314	283,560
1% 12/15/24	410,627	384,113
1.125% 10/31/26	125,566	112,755
1.125% 2/28/27	163,063	145,553
1.125% 2/29/28	262,029	228,661
1.125% 8/31/28	64,238	55,393
1.25% 8/31/24	73,115	69,165
1.25% 12/31/26	307,004	276,160
1.25% 5/31/28	78,201	68,319
1.25% 6/30/28	372,283	324,497
1.25% 8/15/31	366,124	301,395
1.375% 1/31/25	239,575	225,294
1.375% 8/31/26	46,589	42,383
1.375% 10/31/28	8,868	7,730
1.375% 12/31/28	106,427	92,683
1.5% 2/29/24	348,800	335,638
1.5% 9/30/24	66,647	63,223
1.5% 10/31/24	220,791	209,182
1.5% 11/30/24	94,437	89,294
1.5% 2/15/25	226,659	213,325
1.5% 8/15/26	104,698	95,758
1.5% 1/31/27	506,645	459,781
1.5% 11/30/28	41,895	36,742
1.5% 2/15/30	723,990	625,431
1.625% 2/15/26	0	0
1.625% 5/15/26	4,456	4,113
1.625% 11/30/26	45,785	41,884
1.625% 8/15/29	41,698	36,618
1.625% 5/15/31	30,670	26,216
1.75% 6/30/24	53,508	51,259
1.75% 7/31/24	179,586	171,638
1.75% 12/31/24	337,175	320,145
1.75% 3/15/25	8,800	8,325
1.75% 12/31/26	58,287	53,565
1.75% 1/31/29	110,873	98,452
1.875% 6/30/26	21,678	20,164
1.875% 2/28/27	166,929	153,731
2% 4/30/24	46,461	44,799
2% 5/31/24	78,426	75,503
2% 6/30/24	77,711	74,718
2% 2/15/25	2,888	2,748
2% 8/15/25	28,708	27,138
2% 11/15/26	37,465	34,797
2.125% 2/29/24	41,799	40,523
2.125% 3/31/24	326,602	316,064
2.125% 7/31/24	9,917	9,535
2.125% 9/30/24	71,372	68,517
2.125% 11/30/24	43,800	41,947
2.125% 5/15/25	46,354	44,105
2.25% 12/31/23	2,328	2,266
2.25% 1/31/24	60,386	58,761
2.25% 3/31/24	583,559	565,824
2.25% 4/30/24	144,770	140,082
2.25% 10/31/24	106,387	102,248
2.25% 11/15/24	68,258	65,552
2.25% 12/31/24	32,384	31,052
2.25% 11/15/25	84,400	80,107
2.25% 2/15/27	182,101	170,335
2.25% 8/15/27	419,764	390,938
2.25% 11/15/27	240,949	223,631
2.375% 2/29/24	96,660	94,036
2.375% 8/15/24	12,786	12,336
2.375% 3/31/29	92,700	85,309
2.375% 5/15/29	20,544	18,901
2.5% 4/30/24	164,800	160,049
2.5% 5/15/24	7,963	7,727
2.5% 1/31/25	27,780	26,745
2.5% 2/28/26	72,343	68,941
2.5% 3/31/27	5,000	4,722
2.625% 3/31/25	12,741	12,306
2.625% 12/31/25	106,891	102,477
2.625% 5/31/27	39,800	37,774
2.625% 2/15/29	56,726	53,030
2.625% 7/31/29	642,200	599,153
2.75% 2/15/24	130,482	127,587
2.75% 2/28/25	16,729	16,188
2.75% 5/15/25	39,400	38,064
2.75% 6/30/25	16,411	15,861
2.75% 4/30/27	243,000	231,837
2.75% 7/31/27	362,200	345,109
2.75% 2/15/28	102,640	97,336
2.75% 5/31/29	32,300	30,377
2.75% 8/15/32	953,486	883,166
2.875% 4/30/25	53,661	51,994
2.875% 5/31/25	95,918	92,901
2.875% 6/15/25	44,500	43,123
2.875% 5/15/28	139,625	132,993
2.875% 8/15/28	150,635	143,262
2.875% 4/30/29	33,500	31,746
2.875% 5/15/32	220,700	206,872
3% 6/30/24	70,800	69,130
3% 7/31/24	249,700	243,799
3% 7/15/25	461,100	447,771
3% 10/31/25	22,858	22,173
3.125% 8/15/25	250,700	244,207
3.125% 8/31/27	155,400	150,653
3.125% 11/15/28	19,870	19,130
3.125% 8/31/29	59,600	57,330
3.25% 8/31/24	42,800	41,936
3.25% 6/30/27	95,500	93,016
3.25% 6/30/29	36,500	35,362
3.5% 9/15/25	178,800	175,922
3.875% 11/30/27	52,400	52,597
3.875% 9/30/29	73,200	73,703
3.875% 11/30/29	51,600	52,052
4% 10/31/29	51,800	52,585
4.125% 9/30/27	282,400	285,842
4.125% 10/31/27	188,700	191,103
4.125% 11/15/32	43,400	45,095
4.25% 10/15/25	224,000	224,823
4.375% 10/31/24	18,600	18,596
4.5% 11/15/25	52,000	52,585
TOTAL U.S. TREASURY OBLIGATIONS		23,359,184
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $26,285,564)		23,796,048

U.S. Government Agency - Mortgage Securities - 27.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 12.4%
12 month U.S. LIBOR + 1.510% 3.788% 11/1/34 (c)(d)	1,565	1,568
12 month U.S. LIBOR + 1.640% 2.534% 4/1/41 (c)(d)	360	361
12 month U.S. LIBOR + 1.880% 3.165% 11/1/34 (c)(d)	131	131
1.5% 8/1/31 to 11/1/51	462,355	383,396
2% 5/1/23 to 4/1/52	2,552,106	2,152,752
2.5% 7/1/26 to 7/1/52	1,604,615	1,400,175
3% 3/1/26 to 10/1/52	1,173,997	1,065,985
3.5% 6/1/25 to 12/1/52	742,958	696,084
4% 5/1/24 to 11/1/52	663,673	636,700
4% 11/1/41	7	7
4.5% to 4.5% 3/1/23 to 10/1/52	267,099	263,018
5% 3/1/23 to 12/1/52	157,954	158,657
5.5% 7/1/23 to 12/1/52	51,184	52,568
6% to 6% 2/1/23 to 12/1/52	25,019	25,828
6.5% 7/1/24 to 6/1/40	4,032	4,274
TOTAL FANNIE MAE		6,841,504
Freddie Mac - 8.8%
12 month U.S. LIBOR + 1.940% 3.975% 9/1/37 (c)(d)	143	145
U.S. TREASURY 1 YEAR INDEX + 1.710% 2.088% 3/1/36 (c)(d)	1,391	1,393
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.897% 12/1/35 (c)(d)	568	580
U.S. TREASURY 1 YEAR INDEX + 2.250% 2.463% 3/1/35 (c)(d)	289	292
1.5% 7/1/35 to 2/1/52	499,110	411,838
2% 6/1/23 to 9/1/52	1,846,129	1,538,900
2% 9/1/35	7,900	7,144
2% 10/1/35	51,596	46,655
2.5% 2/1/27 to 6/1/52	1,507,756	1,307,783
3% 10/1/26 to 10/1/52	626,032	566,762
3% 8/1/47	159	144
3.5% 9/1/25 to 11/1/52	468,538	438,149
3.5% 8/1/47	176	165
3.5% 9/1/47	101	95
3.5% 9/1/47	7,558	7,120
3.5% 10/1/48	293	273
4% 9/1/24 to 10/1/52	231,938	222,856
4.5% 5/1/23 to 12/1/52	217,632	213,418
5% 4/1/23 to 11/1/52	83,529	83,610
5.5% 5/1/23 to 12/1/52	32,789	33,425
6% 4/1/32 to 8/1/37	371	384
6.5% 8/1/36 to 12/1/37	73	78
TOTAL FREDDIE MAC		4,881,209
Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 12/1/31	45	43
2.5% 12/1/31	3	3
2.5% 1/1/32	29	28
2.5% 2/1/32	57	53
TOTAL FREDDIE MAC MULTI-FAMILY STRUCTURED PASS-THRU CERTIFICATES		127
Ginnie Mae - 5.9%
3.5% 10/15/40 to 8/20/52	493,244	463,910
4% 1/15/25 to 10/20/52	298,609	287,540
5% 1/20/39 to 10/20/52	73,243	73,752
1.5% 10/20/43 to 3/20/52	11,544	9,393
2% 10/20/50 to 8/20/52	851,530	725,997
2.5% 10/20/42 to 6/20/52	905,238	798,326
3% 4/15/42 to 6/20/52	657,026	599,317
3.5% 12/1/52 (f)	18,000	16,699
4% 12/1/52 (f)	18,500	17,657
4.5% to 4.5% 3/20/33 to 11/20/52	189,450	186,868
4.5% 12/1/52 (f)	19,400	19,004
5% 12/1/52 (f)	26,800	26,786
5.5% 10/20/32 to 6/20/49	8,210	8,478
5.5% 12/1/52 (f)	17,000	17,221
6% to 6% 5/20/34 to 12/15/40	3,065	3,214
6.5% 8/20/36 to 1/15/39	573	610
TOTAL GINNIE MAE		3,254,772
Uniform Mortgage Backed Securities - 0.4%
1.5% 12/1/37 (f)	10,300	9,002
1.5% 12/1/52 (f)	11,100	8,622
2% 12/1/37 (f)	1,600	1,437
2% 12/1/52 (f)	49,200	40,464
2.5% 12/1/37 (f)	700	647
2.5% 12/1/52 (f)	10,800	9,229
3% 12/1/37 (f)	4,300	4,047
3% 12/1/52 (f)	6,300	5,577
3.5% 12/1/37 (f)	4,000	3,847
3.5% 12/1/52 (f)	5,300	4,856
4% 12/1/37 (f)	7,500	7,342
4% 12/1/52 (f)	18,300	17,316
4.5% 12/1/52 (f)	58,200	56,654
5% 12/1/52 (f)	36,600	36,440
5.5% 12/1/52 (f)	25,500	25,791
6% 12/1/52 (f)	11,300	11,560
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		242,831
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $17,325,896)		15,220,443

Asset-Backed Securities - 0.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	8,197	7,457
1.39% 7/15/30	13,710	11,394
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	22,005	21,252
Series 2022-3 Class A2A, 3.97% 4/15/27	25,810	25,134
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	3,713	3,670
Series 2018-A6 Class A6, 3.21% 12/9/24	7,547	7,545
Series 2018-A7 Class A7, 3.96% 10/13/30	12,808	12,220
Discover Card Execution Note Trust:
Series 2017-A4 Class A4, 2.53% 10/15/26	1,544	1,491
Series 2018-A1 Class A1, 3.03% 8/15/25	15,252	15,199
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	8,403	8,371
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A, 3.17% 3/15/25	15,132	15,045
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	15,770	15,255
Hyundai Auto Receivables Trust 3.72% 11/16/26	17,422	16,969
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	14,561	14,391
TOTAL ASSET-BACKED SECURITIES (Cost $182,714)		175,393

Commercial Mortgage Securities - 1.7%
	Principal Amount (a) (000s)	Value ($) (000s)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	16,267	15,577
Series 2020-BN25 Class A5, 2.649% 1/15/63	13,398	11,392
Series 2020-BN28 Class A4, 1.844% 3/15/63	33,272	26,290
Series 2021-BN35 Class A5, 2.285% 6/15/64	16,433	13,196
Series 2022-BNK41 Class A4, 3.9163% 4/15/65 (c)	27,916	25,315
BBCMS Mortgage Trust sequential payer Series 2021-C11 Class A5, 2.322% 9/15/54	20,928	16,807
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	13,581	10,833
Series 2021-B24 Class A5, 2.5843% 3/15/54	20,299	16,802
Series 2019-B12 Class A5, 3.1156% 8/15/52	21,039	18,616
Series 2019-B9 Class A5, 4.0156% 3/15/52	18,628	17,471
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	23,932	23,002
Series 2015-GC29 Class A4, 3.192% 4/10/48	9,038	8,512
Series 2015-P1 Class A5, 3.717% 9/15/48	4,659	4,422
Series 2016-C1 Class A4, 3.209% 5/10/49	14,743	13,663
Series 2016-P4 Class A4, 2.902% 7/10/49	17,079	15,617
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class A4, 3.213% 3/10/46	7,744	7,691
Series 2013-CR6 Class A4, 3.101% 3/10/46	8,764	8,737
Series 2015-CR22 Class A5, 3.309% 3/10/48	15,430	14,617
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	9,981	9,465
Series 2019-C17:
Class A4, 2.7628% 9/15/52	14,978	12,697
Class A5, 3.0161% 9/15/52	14,978	12,831
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	12,674	11,879
Series 2020-K104 Class A2, 2.253% 1/25/30	59,506	51,821
Series 2020-K116 Class A2, 1.378% 7/25/30	50,584	40,649
Series 2020-K117 Class A2, 1.406% 8/25/30	25,809	20,726
Series 2020-K118 Class A2, 1.493% 9/25/30	12,257	9,894
Series 2020-K121 Class A2, 1.547% 10/25/30	17,206	13,893
Series 2021-K125 Class A2, 1.846% 1/25/31	6,670	5,493
Series 2021-K126 Class A2, 2.074% 1/25/31	9,492	7,968
Series 2021-K130 Class A2, 1.723% 6/25/31	8,168	6,614
Series 2021-K136 Class A2, 2.127% 11/25/31	22,339	18,546
Series 2022-K145 Class A2, 2.58% 6/25/55	6,900	5,920
Series K034 Class A2, 3.531% 7/25/23	7,131	7,055
Series K080 Class A2, 3.926% 7/25/28	13,178	12,890
Series 2017-K064 Class A2, 3.224% 3/25/27	13,702	13,059
Series 2017-K068 Class A2, 3.244% 8/25/27	18,911	18,005
Series 2017-K727 Class A2, 2.946% 7/25/24	18,380	17,827
Series 2018-K730 Class A2, 3.59% 1/25/25	29,672	28,926
Series 2019-K094 Class A2, 2.903% 6/25/29	40,856	37,403
Series 2019-K1510 Class A2, 3.718% 1/25/31	11,797	11,125
Series 2021-K123 Class A2, 1.621% 12/25/30	22,648	18,363
Series K036 Class A2, 3.527% 10/25/23	7,129	7,029
Series K046 Class A2, 3.205% 3/25/25	26,452	25,547
Series K047 Class A2, 3.329% 5/25/25	3,066	2,967
Series K053 Class A2, 2.995% 12/25/25	5,649	5,400
Series K056 Class A2, 2.525% 5/25/26	16,483	15,448
Series K062 Class A1, 3.032% 9/25/26	8,459	8,299
Series K079 Class A2, 3.926% 6/25/28	6,181	6,046
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	13,481	12,849
Series 2020-GC45 Class A5, 2.9106% 2/13/53	36,094	30,852
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	26,809	25,926
Series 2014-C23 Class A5, 3.9342% 9/15/47	7,586	7,325
Series 2014-C24 Class A5, 3.6385% 11/15/47	20,704	19,839
Series 2015-C29 Class A4, 3.6108% 5/15/48	7,149	6,781
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.249% 2/15/48	11,696	11,097
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	14,132	11,898
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	25,720	22,209
Series 2019-C54 Class A4, 3.146% 12/15/52	1,837	1,603
Series 2018-C48 Class A5, 4.302% 1/15/52	15,529	14,720
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class A5, 2.725% 2/15/53	12,719	10,761
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	11,478	10,982
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,047,366)		919,187

Municipal Securities - 0.5%
	Principal Amount (a) (000s)	Value ($) (000s)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	7,725	9,944
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	3,750	4,297
Series 2010 S1, 7.043% 4/1/50	5,635	7,085
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	19,660	25,264
Series 2010, 7.6% 11/1/40	10,305	13,432
Series 2018, 3.5% 4/1/28	10,235	9,734
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	6,750	4,541
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	7,250	8,245
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	6,095	5,491
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	12,565	8,509
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	1,850	1,387
Series 2021 C, 2.843% 11/1/46	11,600	8,322
Series 2022 A, 4.507% 11/1/51	4,485	4,027
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	5,025	4,013
3.293% 6/1/42	2,435	1,815
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	2,955	2,063
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	21,745	20,961
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	6,035	5,715
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	7,505	9,049
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	3,800	4,204
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	3,750	2,820
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	4,445	3,314
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	6,815	4,909
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	967	1,045
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	3,734	4,689
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	11,375	9,442
4.131% 6/15/42	11,375	9,170
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	7,170	8,078
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	8,520	8,651
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	4,895	5,213
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	16,190	12,002
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	4,115	4,107
Series 2010 164, 5.647% 11/1/40	4,135	4,430
Series 225, 3.175% 7/15/60	18,365	12,300
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	4,495	3,488
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	5,015	5,392
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	8,986	8,737
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	10,465	7,102
3.256% 5/15/60	10,635	7,184
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	795	858
Series 2015 AP, 3.931% 5/15/45	2,970	2,660
Univ. of Virginia Gen. Rev.:
(Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	3,775	2,872
Series 2021 B, 2.584% 11/1/51	1,885	1,255
TOTAL MUNICIPAL SECURITIES (Cost $346,967)		287,816

Foreign Government and Government Agency Obligations - 1.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Alberta Province:
1% 5/20/25	28,032	25,818
3.3% 3/15/28	7,930	7,543
British Columbia Province 2.25% 6/2/26	18,944	17,681
Chilean Republic:
2.55% 7/27/33	24,746	19,784
3.125% 1/21/26	1,000	950
3.24% 2/6/28	9,215	8,618
3.625% 10/30/42	10,385	8,054
3.86% 6/21/47	4,931	3,926
Export Development Canada 2.625% 2/21/24	9,260	9,022
Hungarian Republic:
5.75% 11/22/23	15,012	15,010
7.625% 3/29/41	5,792	6,289
Indonesian Republic:
2.85% 2/14/30	27,839	24,986
3.5% 2/14/50	21,266	15,923
Israeli State:
3.25% 1/17/28	11,430	10,801
3.375% 1/15/50	23,561	17,955
Italian Republic:
2.375% 10/17/24	5,000	4,685
2.875% 10/17/29	21,266	17,555
4% 10/17/49	4,800	3,448
Jordanian Kingdom 3% 6/30/25	2,059	1,991
Manitoba Province 3.05% 5/14/24	1,192	1,164
Ontario Province:
0.625% 1/21/26	2,030	1,806
1.125% 10/7/30	19,052	15,095
2.3% 6/15/26	11,337	10,530
2.5% 4/27/26	3,972	3,724
3.05% 1/29/24	9,260	9,077
Panamanian Republic:
3.16% 1/23/30	14,972	12,986
3.75% 3/16/25	3,260	3,170
4% 9/22/24	107	105
4.3% 4/29/53	4,663	3,474
4.5% 4/16/50	10,235	7,886
4.5% 4/1/56	15,853	11,870
6.4% 2/14/35	7,870	8,185
Peruvian Republic:
1.862% 12/1/32	19,951	14,988
2.392% 1/23/26	3,867	3,596
2.78% 12/1/60	3,287	1,985
2.844% 6/20/30	12,979	11,194
3.55% 3/10/51	14,983	10,994
4.125% 8/25/27	11,485	11,198
6.55% 3/14/37	2,443	2,623
7.35% 7/21/25	3,867	4,085
Philippine Republic:
1.648% 6/10/31	14,500	11,438
2.65% 12/10/45	18,269	12,242
3% 2/1/28	15,092	13,943
3.95% 1/20/40	12,692	10,599
4.2% 1/21/24	4,087	4,041
5.17% 10/13/27	6,800	6,928
6.375% 10/23/34	8,242	8,964
Polish Government:
3.25% 4/6/26	5,243	4,990
4% 1/22/24	28,744	28,381
Quebec Province:
1.5% 2/11/25	22,909	21,547
2.5% 4/20/26	9,329	8,783
2.75% 4/12/27	10,154	9,599
2.875% 10/16/24	1,648	1,597
United Mexican States:
3.25% 4/16/30	10,605	9,465
3.5% 2/12/34	32,290	26,914
4.28% 8/14/41	34,799	28,085
4.35% 1/15/47	11,447	9,043
4.5% 1/31/50	7,346	5,874
4.6% 1/23/46	4,766	3,902
4.6% 2/10/48	13,941	11,310
4.75% 3/8/44	7,704	6,497
5.55% 1/21/45	3,111	2,903
6.05% 1/11/40	3,812	3,822
Uruguay Republic:
4.125% 11/20/45	3,773	3,490
4.375% 10/27/27	967	978
4.375% 1/23/31	12,587	12,587
4.975% 4/20/55	9,319	9,016
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $770,419)		646,712

Supranational Obligations - 0.8%
	Principal Amount (a) (000s)	Value ($) (000s)
African Development Bank 0.875% 7/22/26	12,141	10,698
Asian Development Bank:
0.375% 9/3/25	31,972	28,702
0.5% 2/4/26	17,689	15,747
0.75% 10/8/30	15,466	12,240
1.5% 10/18/24	17,883	16,921
2% 4/24/26	5,004	4,658
2.5% 11/2/27	5,321	4,967
2.625% 1/30/24	11,946	11,677
2.625% 1/12/27	5,164	4,892
2.75% 1/19/28	29,894	28,185
European Investment Bank:
0.75% 9/23/30	22,088	17,513
0.875% 5/17/30	5,299	4,294
1.25% 2/14/31	9,586	7,919
1.875% 2/10/25	2,383	2,262
2.25% 6/24/24	17,965	17,364
2.375% 5/24/27	3,177	2,975
2.5% 10/15/24	4,548	4,394
3.125% 12/14/23	10,963	10,794
3.25% 1/29/24	1,589	1,565
Inter-American Development Bank:
0.625% 7/15/25	17,588	16,028
0.875% 4/20/26	40,212	36,105
1.75% 3/14/25	14,635	13,836
2% 6/2/26	3,177	2,957
2.125% 1/15/25	1,454	1,390
2.25% 6/18/29	15,187	13,732
2.375% 7/7/27	5,346	4,982
3% 10/4/23	2,840	2,798
4.375% 1/24/44	6,926	6,957
International Bank for Reconstruction & Development:
0.375% 7/28/25	20,783	18,796
0.5% 10/28/25	26,222	23,595
0.75% 8/26/30	13,146	10,415
0.875% 5/14/30	16,078	12,964
1.25% 2/10/31	14,403	11,794
1.5% 8/28/24	15,743	14,952
1.625% 1/15/25	14,127	13,374
1.875% 10/27/26	3,781	3,473
2.5% 3/19/24	3,019	2,938
2.5% 11/25/24	4,528	4,360
2.5% 7/29/25	3,010	2,882
2.5% 3/29/32	28,960	25,850
International Finance Corp. 0.75% 8/27/30	8,767	6,968
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $512,420)		458,913

Bank Notes - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Bank of America NA 6% 10/15/36	4,075	4,260
Citibank NA 3.65% 1/23/24	19,859	19,585
Citizens Bank NA:
2.25% 4/28/25	10,391	9,672
3.75% 2/18/26	10,723	10,277
Discover Bank 3.45% 7/27/26	10,127	9,332
KeyBank NA:
3.9% 4/13/29	1,400	1,252
4.9% 8/8/32	2,000	1,859
Truist Bank:
2.636% 9/17/29 (c)	9,000	8,393
3.3% 5/15/26	6,037	5,660
3.8% 10/30/26	2,573	2,437
U.S. Bank NA, Cincinnati 3.4% 7/24/23	7,944	7,867
TOTAL BANK NOTES (Cost $83,972)		80,594

Money Market Funds - 0.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.86% (g)	164,098,010	164,131
Fidelity Securities Lending Cash Central Fund 3.86% (g)(h)	4,573,639	4,574
TOTAL MONEY MARKET FUNDS (Cost $168,705)		168,705

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $62,425,258)	55,543,620
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(160,519)
NET ASSETS - 100.0%	55,383,101

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $223,720,000 or 0.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security is on loan at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	292,425	1,608,975	1,737,269	733	-	-	164,131	0.3%
Fidelity Securities Lending Cash Central Fund 3.86%	343,250	2,524,055	2,862,731	381	-	-	4,574	0.0%
Total	635,675	4,133,030	4,600,000	1,114	-	-	168,705

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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